                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number               811-21591
                                   ---------------------------------------------

               AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                        64111
--------------------------------------------------------------------------------
 (Address of principal executive offices)                     (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                    ----------------------------

Date of fiscal year end:     JULY 31
                           -----------------------------------------------------
Date of reporting period:    JANUARY 31, 2005
                           -----------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

American Century Investments
SEMIANNUAL REPORT

[photo of man and woman]

JANUARY 31, 2005

My Retirement 2015 Portfolio
My Retirement 2025 Portfolio
My Retirement 2035 Portfolio
My Retirement 2045 Portfolio
My Retirement Income Portfolio

                               [american century investments logo and text logo]

Table of Contents

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

MY RETIREMENT 2015 PORTFOLIO

MY RETIREMENT 2025 PORTFOLIO

MY RETIREMENT 2035 PORTFOLIO

MY RETIREMENT 2045 PORTFOLIO

MY RETIREMENT INCOME PORTFOLIO

FINANCIAL STATEMENTS

OTHER INFORMATION
Share Class Information . . . . . . . . . . . . . . . . . . . . . . . . . . . 53
Additional Information . . . . . . . . . . . . . . . . . . . . . . . . . . . .54

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the My Retirement
Portfolios for the period ended January 31, 2005.

This report contains information that can help you monitor your investment.
You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets. We also have many informative resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for these funds will be the annual report dated
July 31, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD

------

My Retirement 2015 Portfolio - Performance

TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------
                                                       SINCE          INCEPTION
                                                    INCEPTION(1)         DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                                         6.80%            8/31/04
--------------------------------------------------------------------------------
RUSSELL 3000 INDEX                                     8.87%              --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. AGGREGATE INDEX                   1.86%              --
--------------------------------------------------------------------------------
Institutional Class                                    6.85%            8/31/04
--------------------------------------------------------------------------------
Advisor Class                                          6.62%            8/31/04
--------------------------------------------------------------------------------
R Class                                                6.53%            8/31/04
--------------------------------------------------------------------------------

(1) Returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses such as administrative fees that reduce returns, while the total returns of the indices do not.

An investment in a money market fund is neither insured nor guaranteed by the
FDIC or any other government agency. Yields will fluctuate, and although the underlying money market fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the underlying fund.

------

My Retirement 2015 Portfolio - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER AND GINA SANCHEZ

PERFORMANCE SUMMARY

From its inception on August 31, 2004, through January 31, 2005, My Retirement
2015 returned 6.80%*. This return reflected the positive performance of the portfolio's equity, fixed-income, and money market components.

MARKET ENVIRONMENT

The financial markets posted generally positive results during the five months covered by this report. The stock market registered solid gains, with the broad
Russell 3000 Index returning 8.87%. Falling oil prices and a decisive presidential election helped produce a sharp stock market rally in late 2004, though the market gave back some of those gains in early 2005.

Small-cap stocks outperformed large-cap issues, while growth and value stocks were mixed--value surpassed growth among large-cap stocks, while growth came out ahead in the smaller-cap segment of the market.

Bonds produced modest gains during the five-month period; the Lehman Brothers
U.S. Aggregate Index, a broad bond market measure, returned 1.86%. The best performers were corporate bonds, particularly high-yield corporate bonds, and mortgage-backed securities.

Foreign stocks and bonds both outpaced their respective domestic markets.

Money market rates increased as the Federal Reserve raised short-term interest rates three times during the five-month period, boosting the three-month
Treasury bill yield from 1.59% to 2.51%.

PORTFOLIO STRATEGY

My Retirement 2015 seeks the highest total return consistent with its target asset mix of 53% stocks, 42% bonds, and 5% cash equivalents. The portfolio is a
"fund of funds," which means it invests in other American Century mutual funds to achieve its investment objective and target asset allocation. (See the following page for a list of the underlying funds in the portfolio.)

The portfolio's target asset allocation, which features a diversified mix of asset classes and investment styles, will be adjusted annually. In general, the allocation to stocks will go down and the allocations to bonds and cash will increase each year until 2015, when the portfolio's asset mix will become fixed and match that of My Retirement Income (see page 15).

An investment in My Retirement 2015 entails some risks, including those associated with investing in stocks, bonds, and foreign securities. The value of the portfolio's shares will fluctuate over time.

We appreciate your investment in this new fund and hope it will be an important part of your portfolio.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
                                                                  AS OF
                                                                 1/31/05
--------------------------------------------------------------------------------
Domestic Equity Funds                                             44.9%
--------------------------------------------------------------------------------
International Equity Funds                                         8.3%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                                             53.2%
--------------------------------------------------------------------------------
Domestic Fixed Income Funds                                       36.8%
--------------------------------------------------------------------------------
International Fixed Income Funds                                   5.0%
--------------------------------------------------------------------------------
TOTAL FIXED INCOME EXPOSURE                                       41.8%
--------------------------------------------------------------------------------
Money Market Funds                                                 5.0%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 Not annualized.

------

My Retirement 2015 Portfolio - Schedule of Investments

JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------
                                                PURCHASE       SALES     REALIZED   DISTRIBUTIONS
SHARES                                            COST         COST    GAIN (LOSS)   RECEIVED(1)      VALUE
--------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS(2) -- 99.9%
--------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS -- 44.8%
-------------------------------------------
       61,215  Income & Growth Fund
               Institutional Class            $ 1,805,134          --          --     $  8,189    $ 1,829,716
-------------------------------------------
      262,297  Large Company Value Fund
               Institutional Class              1,641,981          --          --        9,223      1,665,586
-------------------------------------------
       33,668  Real Estate Fund
               Institutional Class                819,788          --          --       32,124        769,987
-------------------------------------------
       33,733  Small Company Fund
               Institutional Class                327,931          --          --        7,413        338,679
-------------------------------------------
       46,098  Ultra Fund
               Institutional Class(3)           1,312,388          --          --           --      1,333,154
-------------------------------------------
      107,995  Value Fund
               Institutional Class                820,785          --          --       54,967        784,044
-------------------------------------------
       47,275  Vista Fund
               Institutional Class(3)             656,153          --          --           --        684,542
--------------------------------------------------------------------------------------------------------------
                                                7,384,160          --          --      111,916      7,405,708
--------------------------------------------------------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS -- 36.8%
-------------------------------------------
      472,986  Diversified Bond Fund
               Institutional Class              4,860,791          --          --       55,438      4,852,837
-------------------------------------------
       92,083  High-Yield Fund
               Institutional Class                607,318          --          --        6,759        605,906
-------------------------------------------
       53,938  Inflation-Adjusted Bond Fund
               Institutional Class                607,128          --          --        4,671        609,499
--------------------------------------------------------------------------------------------------------------
                                                6,075,237          --          --       66,868      6,068,242
--------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS -- 8.3%
-------------------------------------------
       52,885  Emerging Markets Fund
               Institutional Class                328,135          --          --        1,445        350,628
-------------------------------------------
      114,299  International Growth Fund
               Institutional Class                984,946          --          --        6,987      1,011,546
--------------------------------------------------------------------------------------------------------------
                                                1,313,081          --          --        8,432      1,362,174
--------------------------------------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUNDS -- 5.0%
-------------------------------------------
       56,900  International Bond Fund
               Institutional Class                820,443          --          --       15,077        823,912
--------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 5.0%
-------------------------------------------
      821,122  Premium Money Market Fund
               Investor Class                     821,122          --          --        2,282        821,122
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $16,414,043)                            $16,414,043          --          --     $204,575     16,481,158
-------------------------------------------======================================================-------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                                                   16,567
-------------------------------------------                                                      -------------
TOTAL NET ASSETS -- 100.0%                                                                        $16,497,725
-------------------------------------------                                                      =============

NOTES TO SCHEDULE OF INVESTMENTS

(1) Distributions received includes distributions from net investment income and capital gains from underlying funds.

(2) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each security during the period August 31, 2004 (fund inception) through January 31, 2005, is shown.

(3) Non-income producing.

See Notes to Financial Statements.

------

My Retirement 2025 Portfolio - Performance

TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------
                                                       SINCE          INCEPTION
                                                    INCEPTION(1)         DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                                         8.00%            8/31/04
--------------------------------------------------------------------------------
RUSSELL 3000 INDEX                                     8.87%              --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. AGGREGATE INDEX                   1.86%              --
--------------------------------------------------------------------------------
Institutional Class                                    8.06%            8/31/04
--------------------------------------------------------------------------------
Advisor Class                                          7.91%            8/31/04
--------------------------------------------------------------------------------
R Class                                                7.74%            8/31/04
--------------------------------------------------------------------------------

(1) Returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses such as administrative fees that reduce returns, while the total returns of the indices do not.

An investment in a money market fund is neither insured nor guaranteed by the
FDIC or any other government agency. Yields will fluctuate, and although the underlying money market fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the underlying fund.

------

My Retirement 2025 Portfolio - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER AND GINA SANCHEZ

PERFORMANCE SUMMARY

From its inception on August 31, 2004, through January 31, 2005, My Retirement
2025 returned 8.00%*. This return reflected the positive performance of the portfolio's equity, fixed-income, and money market components.

MARKET ENVIRONMENT

The financial markets posted generally positive results during the five months covered by this report. The stock market registered solid gains, with the broad
Russell 3000 Index returning 8.87%. Falling oil prices and a decisive presidential election helped produce a sharp stock market rally in late 2004, though the market gave back some of those gains in early 2005.

Small-cap stocks outperformed large-cap issues, while growth and value stocks were mixed--value surpassed growth among large-cap stocks, while growth came out ahead in the smaller-cap segment of the market. Foreign stocks, led by emerging markets, outpaced domestic shares.

Bonds produced modest gains during the five-month period; the Lehman Brothers
U.S. Aggregate Index, a broad bond market measure, returned 1.86%. The best performers were corporate bonds, particularly high-yield corporate bonds, and mortgage-backed securities.

Money market rates increased as the Federal Reserve raised short-term interest rates three times during the five-month period, boosting the three-month
Treasury bill yield from 1.59% to 2.51%.

PORTFOLIO STRATEGY

My Retirement 2025 seeks the highest total return consistent with its target asset mix of 67% stocks, 28% bonds, and 5% cash equivalents. The portfolio is a
"fund of funds," which means it invests in other American Century mutual funds to achieve its investment objective and target asset allocation. (See the following page for a list of the underlying funds in the portfolio.)

The portfolio's target asset allocation, which features a diversified mix of asset classes and investment styles, will be adjusted annually. In general, the allocation to stocks will go down and the allocations to bonds and cash will increase each year until 2025, when the portfolio's asset mix will become fixed and match that of My Retirement Income (see page 15).

An investment in My Retirement 2025 entails some risks, including those associated with investing in stocks, bonds, and foreign equities. The value of the portfolio's shares will fluctuate over time.

We appreciate your investment in this new fund and hope it will be an important part of your portfolio.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
                                                                  AS OF
                                                                 1/31/05
--------------------------------------------------------------------------------
Domestic Equity Funds                                             55.0%
--------------------------------------------------------------------------------
International Equity Funds                                        12.3%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                                             67.3%
--------------------------------------------------------------------------------
Domestic Fixed Income Funds                                       27.7%
--------------------------------------------------------------------------------
Money Market Funds                                                 5.0%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 Not annualized.

------

My Retirement 2025 Portfolio - Schedule of Investments

JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------
                                                PURCHASE       SALES     REALIZED   DISTRIBUTIONS
SHARES                                            COST         COST    GAIN (LOSS)   RECEIVED(1)      VALUE
--------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS(2) -- 99.9%
--------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS -- 54.9%
-------------------------------------------
      211,917  Equity Growth Fund
               Institutional Class            $ 4,493,113     $ 8,496        $ 9      $ 11,137    $ 4,594,362
-------------------------------------------
      716,207  Large Company Value Fund
               Institutional Class              4,493,794       8,480          4        21,302      4,547,914
-------------------------------------------
       76,099  Real Estate Fund
               Institutional Class              1,871,228       3,684       (109)       65,357      1,740,384
-------------------------------------------
      154,362  Small Company Fund
               Institutional Class              1,497,535       2,829          7        29,461      1,549,794
-------------------------------------------
      157,291  Ultra Fund
               Institutional Class(3)           4,492,651       8,515         --            --      4,548,856
-------------------------------------------
      246,812  Value Fund
               Institutional Class              1,872,179       3,674       (132)      114,812      1,791,855
-------------------------------------------
      134,448  Vista Fund
               Institutional Class(3)           1,871,787       3,542          6            --      1,946,807
--------------------------------------------------------------------------------------------------------------
                                               20,592,287      39,220       (215)      242,069     20,719,972
--------------------------------------------------------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS -- 27.7%
-------------------------------------------
      814,741  Diversified Bond Fund
               Institutional Class              8,388,463      15,995       (146)       89,880      8,359,242
-------------------------------------------
      158,403  High-Yield Fund
               Institutional Class              1,048,265       1,992         (8)       11,166      1,042,292
-------------------------------------------
       92,865  Inflation-Adjusted Bond Fund
               Institutional Class              1,048,038       2,018        (22)        7,538      1,049,375
--------------------------------------------------------------------------------------------------------------
                                               10,484,766      20,005       (176)      108,584     10,450,909
--------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS -- 12.3%
-------------------------------------------
      179,835  Emerging Markets Fund
               Institutional Class              1,123,238       2,154        (22)        4,302      1,192,306
-------------------------------------------
      388,431  International Growth Fund
               Institutional Class              3,370,099       6,449        (78)       20,727      3,437,614
--------------------------------------------------------------------------------------------------------------
                                                4,493,337       8,603       (100)       25,029      4,629,920
--------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 5.0%
-------------------------------------------
    1,868,948  Premium Money Market Fund
               Investor Class                   1,872,481       3,533         --         5,019      1,868,948
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $37,371,510)                            $37,442,871     $71,361      $(491)     $380,701     37,669,749
-------------------------------------------======================================================-------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                                                   30,877
-------------------------------------------                                                      -------------
TOTAL NET ASSETS -- 100.0%                                                                        $37,700,626
-------------------------------------------                                                      =============

NOTES TO SCHEDULE OF INVESTMENTS

(1) Distributions received includes distributions from net investment income and capital gains from underlying funds.

(2) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each security during the period August 31, 2004 (fund inception) through January 31, 2005, is shown.

(3) Non-income producing.

See Notes to Financial Statements.

------

My Retirement 2035 Portfolio - Performance

TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------
                                                       SINCE          INCEPTION
                                                    INCEPTION(1)         DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                                         9.33%            8/31/04
--------------------------------------------------------------------------------
RUSSELL 3000 INDEX                                     8.87%              --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. AGGREGATE INDEX                   1.86%              --
--------------------------------------------------------------------------------
Institutional Class                                    9.50%            8/31/04
--------------------------------------------------------------------------------
Advisor Class                                          9.25%            8/31/04
--------------------------------------------------------------------------------
R Class                                                9.17%            8/31/04
--------------------------------------------------------------------------------

(1) Returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses such as administrative fees that reduce returns, while the total returns of the indices do not.

An investment in a money market fund is neither insured nor guaranteed by the
FDIC or any other government agency. Yields will fluctuate, and although the underlying money market fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the underlying fund.

------

My Retirement 2035 Portfolio - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER AND GINA SANCHEZ

PERFORMANCE SUMMARY

From its inception on August 31, 2004, through January 31, 2005, My Retirement
2035 returned 9.33%*. This return reflected the positive performance of the portfolio's equity, fixed-income, and money market components.

MARKET ENVIRONMENT

The financial markets posted generally positive results during the five months covered by this report. The stock market registered solid gains, with the broad
Russell 3000 Index returning 8.87%. Falling oil prices and a decisive presidential election helped produce a sharp stock market rally in late 2004, though the market gave back some of those gains in early 2005.

Small-cap stocks outperformed large-cap issues, while growth and value stocks were mixed--value surpassed growth among large-cap stocks, while growth came out ahead in the smaller-cap segment of the market. Foreign stocks, led by emerging markets, outpaced domestic shares.

Bonds produced modest gains during the five-month period; the Lehman Brothers
U.S. Aggregate Index, a broad bond market measure, returned 1.86%. The best performers were corporate bonds, particularly high-yield corporate bonds, and mortgage-backed securities.

Money market rates increased as the Federal Reserve raised short-term interest rates three times during the five-month period.

PORTFOLIO STRATEGY

My Retirement 2035 seeks the highest total return consistent with its target asset mix of 80% stocks, 18% bonds, and 2% cash equivalents. The portfolio is a
"fund of funds," which means it invests in other American Century mutual funds to achieve its investment objective and target asset allocation. (See the following page for a list of the underlying funds in the portfolio.)

The portfolio's target asset allocation, which features a diversified mix of asset classes and investment styles, will be adjusted annually. In general, the allocation to stocks will go down and the allocations to bonds and cash will increase each year until 2035, when the portfolio's asset mix will become fixed and match that of My Retirement Income (see page 15).

An investment in My Retirement 2035 entails some risks, including those associated with investing in stocks, bonds, and foreign equities. The value of the portfolio's shares will fluctuate over time.

We appreciate your investment in this new fund and hope it will be an important part of your portfolio.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
                                                                  AS OF
                                                                 1/31/05
--------------------------------------------------------------------------------
Domestic Equity Funds                                             64.9%
--------------------------------------------------------------------------------
International Equity Funds                                        15.4%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                                             80.3%
--------------------------------------------------------------------------------
Domestic Fixed Income Funds                                       17.7%
--------------------------------------------------------------------------------
Money Market Funds                                                 2.0%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 Not annualized.

------

My Retirement 2035 Portfolio - Schedule of Investments

JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------
                                                PURCHASE       SALES     REALIZED   DISTRIBUTIONS
SHARES                                            COST         COST        LOSS      RECEIVED(1)      VALUE
--------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS(2) -- 99.9%
--------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS -- 64.8%
-------------------------------------------
       51,644  Equity Growth Fund
               Institutional Class             $1,107,700    $ 16,452    $   (73)      $ 2,820     $1,119,642
-------------------------------------------
      174,969  Large Company Value Fund
               Institutional Class              1,108,578      16,374         (3)        5,360      1,111,053
-------------------------------------------
       16,063  Real Estate Fund
               Institutional Class                394,818       6,214       (347)       13,984        367,361
-------------------------------------------
       32,205  Small Company Fund
               Institutional Class                316,316       4,825       (130)        6,774        323,338
-------------------------------------------
       38,426  Ultra Fund
               Institutional Class(3)           1,107,369      16,503       (101)           --      1,111,280
-------------------------------------------
       72,350  Value Fund
               Institutional Class                554,038       9,328     (1,135)       34,122        525,261
-------------------------------------------
       39,416  Vista Fund
               Institutional Class(3)             553,728       8,263        (61)           --        570,744
--------------------------------------------------------------------------------------------------------------
                                                5,142,547      77,959     (1,850)       63,060      5,128,679
--------------------------------------------------------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS -- 17.7%
-------------------------------------------
      109,283  Diversified Bond Fund
               Institutional Class              1,140,066      17,107       (262)       11,917      1,121,244
-------------------------------------------
       21,255  High-Yield Fund
               Institutional Class                142,201       2,108         --         1,445        139,858
-------------------------------------------
       12,427  Inflation-Adjusted Bond Fund
               Institutional Class                141,961       2,121         (1)        1,001        140,425
--------------------------------------------------------------------------------------------------------------
                                                1,424,228      21,336       (263)       14,363      1,401,527
--------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS -- 15.4%
-------------------------------------------
       62,686  Emerging Markets Fund
               Institutional Class                395,725       5,941        (92)        1,666        415,608
-------------------------------------------
       90,545  International Growth Fund
               Institutional Class                791,650      11,821       (126)        5,370        801,323
--------------------------------------------------------------------------------------------------------------
                                                1,187,375      17,762       (218)        7,036      1,216,931
--------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 2.0%
-------------------------------------------
      156,019  Premium Money Market Fund
               Investor Class                     158,359       2,340         --           401        156,019
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $7,793,112)                              $7,912,509    $119,397    $(2,331)      $84,860      7,903,156
-------------------------------------------======================================================-------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                                                    8,770
-------------------------------------------                                                      -------------
TOTAL NET ASSETS -- 100.0%                                                                         $7,911,926
-------------------------------------------                                                      =============

NOTES TO SCHEDULE OF INVESTMENTS

(1) Distributions received includes distributions from net investment income and capital gains from underlying funds.

(2) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each security during the period August 31, 2004 (fund inception) through January 31, 2005, is shown.

(3) Non-income producing.

See Notes to Financial Statements.

------

My Retirement 2045 Portfolio - Performance

TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------
                                                       SINCE          INCEPTION
                                                    INCEPTION(1)         DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                                        10.07%            8/31/04
--------------------------------------------------------------------------------
RUSSELL 3000 INDEX                                     8.87%              --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. AGGREGATE INDEX                   1.86%              --
--------------------------------------------------------------------------------
Institutional Class                                   10.12%            8/31/04
--------------------------------------------------------------------------------
Advisor Class                                          9.89%            8/31/04
--------------------------------------------------------------------------------
R Class                                                9.81%            8/31/04
--------------------------------------------------------------------------------

(1) Returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses such as administrative fees that reduce returns, while the total returns of the indices do not.

An investment in a money market fund is neither insured nor guaranteed by the
FDIC or any other government agency. Yields will fluctuate, and although the underlying money market fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the underlying fund.

------

My Retirement 2045 Portfolio - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER AND GINA SANCHEZ

PERFORMANCE SUMMARY

From its inception on August 31, 2004, through January 31, 2005, My Retirement
2045 returned 10.07%*. This return reflected the positive performance of the portfolio's equity, fixed-income, and money market components.

MARKET ENVIRONMENT

The financial markets posted generally positive results during the five months covered by this report. The stock market registered solid gains, with the broad
Russell 3000 Index returning 8.87%. Falling oil prices and a decisive presidential election helped produce a sharp stock market rally in late 2004, though the market gave back some of those gains in early 2005.

Small-cap stocks outperformed large-cap issues, while growth and value stocks were mixed--value surpassed growth among large-cap stocks, while growth came out ahead in the smaller-cap segment of the market. Foreign stocks, led by emerging markets, outpaced domestic shares.

Bonds produced modest gains during the five-month period; the Lehman Brothers
U.S. Aggregate Index, a broad bond market measure, returned 1.86%. The best performers were corporate bonds, particularly high-yield corporate bonds, and mortgage-backed securities.

Money market rates increased as the Federal Reserve raised short-term interest rates three times during the five-month period.

PORTFOLIO STRATEGY

My Retirement 2045 seeks the highest total return consistent with its target asset mix of 85% stocks, 13% bonds, and 2% cash equivalents. The portfolio is a
"fund of funds," which means it invests in other American Century mutual funds to achieve its investment objective and target asset allocation. (See the following page for a list of the underlying funds in the portfolio.)

The portfolio's target asset allocation, which features a diversified mix of asset classes and investment styles, will be adjusted annually. In general, the allocation to stocks will go down and the allocations to bonds and cash will increase each year until 2045, when the portfolio's asset mix will become fixed and match that of My Retirement Income (see page 15).

An investment in My Retirement 2045 entails some risks, including those associated with investing in stocks, bonds, and foreign equities. The value of the portfolio's shares will fluctuate over time.

We appreciate your investment in this new fund and hope it will be an important part of your portfolio.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
                                                                  AS OF
                                                                 1/31/05
--------------------------------------------------------------------------------
Domestic Equity Funds                                             69.8%
--------------------------------------------------------------------------------
International Equity Funds                                        15.5%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                                             85.3%
--------------------------------------------------------------------------------
Domestic Fixed Income Funds                                       12.7%
--------------------------------------------------------------------------------
Money Market Funds                                                 2.0%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 Not annualized.

------

My Retirement 2045 Portfolio - Schedule of Investments

JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------
                                                PURCHASE       SALES     REALIZED   DISTRIBUTIONS
SHARES                                            COST         COST        LOSS      RECEIVED(1)      VALUE
--------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS(2) -- 100.0%
--------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS -- 69.8%
-------------------------------------------
       63,633  Equity Growth Fund
               Institutional Class             $1,355,745    $ 27,648    $  (198)     $  4,474     $1,379,563
-------------------------------------------
      214,752  Large Company Value Fund
               Institutional Class              1,356,581      27,641       (266)        8,661      1,363,675
-------------------------------------------
       17,876  Real Estate Fund
               Institutional Class                451,240       9,372       (176)       21,822        408,824
-------------------------------------------
       46,270  Small Company Fund
               Institutional Class                451,746       9,261        (93)       12,363        464,551
-------------------------------------------
       47,178  Ultra Fund
               Institutional Class(3)           1,355,375      27,635       (205)           --      1,364,388
-------------------------------------------
       86,460  Value Fund
               Institutional Class                678,024      14,198       (491)       58,391        627,700
-------------------------------------------
       48,373  Vista Fund
               Institutional Class(3)             677,642      13,889       (122)           --        700,441
--------------------------------------------------------------------------------------------------------------
                                                6,326,353     129,644     (1,551)      105,711      6,309,142
--------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS -- 15.5%
-------------------------------------------
       86,968  Emerging Markets Fund
               Institutional Class                542,421      11,035        (62)        2,888        576,598
-------------------------------------------
       93,332  International Growth Fund
               Institutional Class                813,711      16,554        (96)        6,943        825,988
--------------------------------------------------------------------------------------------------------------
                                                1,356,132      27,589       (158)        9,831      1,402,586
--------------------------------------------------------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS -- 12.7%
-------------------------------------------
       89,441  Diversified Bond Fund
               Institutional Class                940,223      19,111       (100)       12,847        917,664
-------------------------------------------
       17,401  High-Yield Fund
               Institutional Class                117,310       2,399         (1)        1,434        114,499
-------------------------------------------
       10,185  Inflation-Adjusted Bond Fund
               Institutional Class                117,072       2,428         (4)        1,087        115,091
--------------------------------------------------------------------------------------------------------------
                                                1,174,605      23,938       (105)       15,368      1,147,254
--------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 2.0%
------------------------------------------
      177,226  Premium Money Market Fund
               Investor Class                     180,877       3,651          --          560        177,226
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $8,853,145)                              $9,037,967    $184,822    $(1,814)     $131,470      9,036,208
-------------------------------------------======================================================-------------
OTHER ASSETS AND LIABILITIES(4)                                                                         3,479
-------------------------------------------                                                      -------------
TOTAL NET ASSETS -- 100.0%                                                                         $9,039,687
-------------------------------------------                                                      =============

NOTES TO SCHEDULE OF INVESTMENTS

(1) Distributions received includes distributions from net investment income and capital gains from underlying funds.

(2) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each security during the period August 31, 2004 (fund inception) through January 31, 2005, is shown.

(3) Non-income producing.

(4) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------

My Retirement Income Portfolio - Performance

TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------
                                                       SINCE          INCEPTION
                                                    INCEPTION(1)         DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                                         5.00%            8/31/04
--------------------------------------------------------------------------------
RUSSELL 3000 INDEX                                     8.87%              --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. AGGREGATE INDEX                   1.86%              --
--------------------------------------------------------------------------------
Institutional Class                                    5.06%            8/31/04
--------------------------------------------------------------------------------
Advisor Class                                          4.92%            8/31/04
--------------------------------------------------------------------------------
R Class                                                4.75%            8/31/04
--------------------------------------------------------------------------------

(1) Returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses such as administrative fees that reduce returns, while the total returns of the indices do not.

An investment in a money market fund is neither insured nor guaranteed by the
FDIC or any other government agency. Yields will fluctuate, and although the underlying money market fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the underlying fund.

------

My Retirement Income Portfolio - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER AND GINA SANCHEZ

PERFORMANCE SUMMARY

From its inception on August 31, 2004, through January 31, 2005, My Retirement
Income returned 5.00%*. This return reflected the positive performance of the portfolio's fixed-income, equity, and money market components.

MARKET ENVIRONMENT

The financial markets posted generally positive results during the five months covered by this report. Bonds produced modest gains; the Lehman Brothers U.S.
Aggregate Index, a broad bond market measure, returned 1.86%. The best performers were corporate bonds, particularly high-yield corporate bonds, and mortgage-backed securities. Foreign bonds outpaced the domestic market.

The stock market registered solid gains during the five-month period, with the broad Russell 3000 Index returning 8.87%. Falling oil prices and a decisive presidential election helped produce a sharp stock market rally in late 2004, though the market gave back some of those gains in early 2005.

Small-cap stocks outperformed large-cap issues, while growth and value stocks were mixed--value surpassed growth among large-cap stocks, while growth came out ahead in the smaller-cap segment of the market.

Money market rates increased as the Federal Reserve raised short-term interest rates three times during the five-month period, boosting the three-month
Treasury bill yield from 1.59% to 2.51%.

PORTFOLIO STRATEGY

My Retirement Income seeks current income, with capital appreciation as a secondary objective, by investing in a diversified mix of asset classes and investment styles. The portfolio is a "fund of funds," which means it invests in other American Century mutual funds to achieve its investment objectives and target asset allocation. (See the following page for a list of the underlying funds in the portfolio.)

The portfolio's target asset allocation is 55% bonds, 35% stocks, and 10% cash equivalents. This target asset mix is expected to remain fixed over time. The portfolio's asset mix is reviewed quarterly and rebalanced if necessary to maintain the target allocation.

Although this is the most conservative My Retirement Portfolio, it nonetheless entails some risks, including those associated with investing in bonds, stocks, and foreign securities. The value of the portfolio's shares will fluctuate over time.

We appreciate your investment in this new fund and hope it will be an important part of your portfolio.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
                                                                  AS OF
                                                                 1/31/05
--------------------------------------------------------------------------------
Domestic Fixed Income Funds                                       44.8%
--------------------------------------------------------------------------------
International Fixed Income Funds                                  10.1%
--------------------------------------------------------------------------------
TOTAL FIXED INCOME EXPOSURE                                       54.9%
--------------------------------------------------------------------------------
Domestic Equity Funds                                             35.1%
--------------------------------------------------------------------------------
Money Market Funds                                                10.0%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 Not annualized.

------

My Retirement Income Portfolio - Schedule of Investments

JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------
                                                PURCHASE       SALES     REALIZED   DISTRIBUTIONS
SHARES                                            COST         COST        LOSS      RECEIVED(1)      VALUE
--------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS(2) -- 99.9%
--------------------------------------------------------------------------------------------------------------
DOMESTIC FIXED INCOME  FUNDS -- 44.7%
-------------------------------------------
      308,680  Diversified Bond Fund
               Institutional Class             $3,212,596    $ 37,140     $ (377)     $ 41,363     $3,167,056
-------------------------------------------
       60,182  High-Yield Fund
               Institutional Class                401,346       4,630        (13)        5,041        395,998
-------------------------------------------
       35,254  Inflation-Adjusted Bond Fund
               Institutional Class                401,115       4,685        (36)        3,494        398,370
--------------------------------------------------------------------------------------------------------------
                                                4,015,057      46,455       (426)       49,898      3,961,424
--------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS -- 35.1%
-------------------------------------------
       30,193  Income & Growth Fund
               Institutional Class                891,217      10,463        (69)        4,391        902,470
-------------------------------------------
      120,787  Large Company Value Fund
               Institutional Class                758,387       8,756        (53)        4,689        766,997
-------------------------------------------
       18,081  Real Estate Fund
               Institutional Class                445,323       5,509       (234)       19,808        413,512
-------------------------------------------
       13,768  Small Company Fund
               Institutional Class                133,420       1,607        (32)        3,393        138,231
-------------------------------------------
       15,600  Ultra Fund
               Institutional Class(3)             444,973       5,297        (40)           --        451,152
-------------------------------------------
       34,643  Value Fund
               Institutional Class                267,421       3,304       (197)       20,636        251,508
-------------------------------------------
       12,798  Vista Fund
               Institutional Class(3)             177,825       2,137        (25)           --        185,315
--------------------------------------------------------------------------------------------------------------
                                                3,118,566      37,073       (650)       52,917      3,109,185
--------------------------------------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUNDS -- 10.1%
-------------------------------------------
       61,537  International Bond Fund
               Institutional Class                891,845      10,464       (187)       17,598        891,056
--------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 10.0%
-------------------------------------------
      882,274  Premium Money Market Fund
               Investor Class                     892,476      10,202         --         2,734        882,274
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $8,813,750)                              $8,917,944    $104,194    $(1,263)     $123,147      8,843,939
-------------------------------------------======================================================-------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                                                   11,544
-------------------------------------------                                                      -------------
TOTAL NET ASSETS -- 100.0%                                                                         $8,855,483
-------------------------------------------                                                      =============

NOTES TO SCHEDULE OF INVESTMENTS

(1) Distributions received includes distributions from net investment income and capital gains from underlying funds.

(2) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each security during the period August 31, 2004 (fund inception) through January 31, 2005, is shown.

(3) Non-income producing.

See Notes to Financial Statements.

------

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in this example. If they were, the estimate of expenses you paid during the period would be higher.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005
(except as noted).

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                      BEGINNING         ENDING      DURING PERIOD(1)  ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      8/1/04 -       EXPENSE
                        8/1/04          1/31/05         1/31/05        RATIO(1)
--------------------------------------------------------------------------------
MY RETIREMENT 2015 PORTFOLIO SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000       $1,068.00(2)       $0.87(3)       0.20%
--------------------------------------------------------------------------------
Institutional Class     $1,000       $1,068.50(2)       $0.00(3)       0.00%
--------------------------------------------------------------------------------
Advisor Class           $1,000       $1,066.20(2)       $1.95(3)       0.45%
--------------------------------------------------------------------------------
R Class                 $1,000       $1,065.30(2)       $3.03(3)       0.70%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000       $1,024.20(4)       $1.02(4)       0.20%
--------------------------------------------------------------------------------
Institutional Class     $1,000       $1,025.21(4)       $0.00(4)       0.00%
--------------------------------------------------------------------------------
Advisor Class           $1,000       $1,022.94(4)       $2.29(4)       0.45%
--------------------------------------------------------------------------------
R Class                 $1,000       $1,021.68(4)       $3.57(4)       0.70%
--------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Ending account values based on actual returns from August 31, 2004 (fund inception) through January 31, 2005.

(3) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 153, the number of days in the period from August 31, 2004
    (fund inception) through January 31, 2005, divided by 365, to reflect the period ended. Had the class been available for the full period, the expenses paid during the period would have been higher. The fees and expenses of the underlying American Century funds in which the fund invests are not included in the class's annualized expense ratio.

(4) Ending account value and expenses paid during the period assumes each class had been available throughout the entire period and are calculated using each class's annualized expense ratio listed in the table above.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                      BEGINNING         ENDING      DURING PERIOD(1)  ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      8/1/04 -       EXPENSE
                        8/1/04          1/31/05         1/31/05        RATIO(1)
--------------------------------------------------------------------------------
MY RETIREMENT 2025 PORTFOLIO SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000       $1,080.00(2)       $0.87(3)       0.20%
--------------------------------------------------------------------------------
Institutional Class     $1,000       $1,080.60(2)       $0.00(3)       0.00%
--------------------------------------------------------------------------------
Advisor Class           $1,000       $1,079.10(2)       $1.96(3)       0.45%
--------------------------------------------------------------------------------
R Class                 $1,000       $1,077.40(2)       $3.05(3)       0.70%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000       $1,024.20(4)       $1.02(4)       0.20%
--------------------------------------------------------------------------------
Institutional Class     $1,000       $1,025.21(4)       $0.00(4)       0.00%
--------------------------------------------------------------------------------
Advisor Class           $1,000       $1,022.94(4)       $2.29(4)       0.45%
--------------------------------------------------------------------------------
R Class                 $1,000       $1,021.68(4)       $3.57(4)       0.70%
--------------------------------------------------------------------------------
MY RETIREMENT 2035 PORTFOLIO SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000       $1,093.30(2)       $0.88(3)       0.20%
--------------------------------------------------------------------------------
Institutional Class     $1,000       $1,095.00(2)       $0.00(3)       0.00%
--------------------------------------------------------------------------------
Advisor Class           $1,000       $1,092.50(2)       $1.97(3)       0.45%
--------------------------------------------------------------------------------
R Class                 $1,000       $1,091.70(2)       $3.07(3)       0.70%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000       $1,024.20(4)       $1.02(4)       0.20%
--------------------------------------------------------------------------------
Institutional Class     $1,000       $1,025.21(4)       $0.00(4)       0.00%
--------------------------------------------------------------------------------
Advisor Class           $1,000       $1,022.94(4)       $2.29(4)       0.45%
--------------------------------------------------------------------------------
R Class                 $1,000       $1,021.68(4)       $3.57(4)       0.70%
--------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Ending account values based on actual returns from August 31, 2004 (fund inception) through January 31, 2005.

(3) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 153, the number of days in the period from August 31, 2004
    (fund inception) through January 31, 2005, divided by 365, to reflect the period ended. Had the class been available for the full period, the expenses paid during the period would have been higher. The fees and expenses of the underlying American Century funds in which the fund invests are not included in the class's annualized expense ratio.

(4) Ending account value and expenses paid during the period assumes each class had been available throughout the entire period and are calculated using each class's annualized expense ratio listed in the table above.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                      BEGINNING         ENDING      DURING PERIOD(1)  ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      8/1/04 -       EXPENSE
                        8/1/04          1/31/05         1/31/05        RATIO(1)
--------------------------------------------------------------------------------
MY RETIREMENT 2045 PORTFOLIO SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000       $1,100.70(2)       $0.88(3)       0.20%
--------------------------------------------------------------------------------
Institutional Class     $1,000       $1,101.20(2)       $0.00(3)       0.00%
--------------------------------------------------------------------------------
Advisor Class           $1,000       $1,098.90(2)       $1.98(3)       0.45%
--------------------------------------------------------------------------------
R Class                 $1,000       $1,098.10(2)       $3.08(3)       0.70%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000       $1,024.20(4)       $1.02(4)       0.20%
--------------------------------------------------------------------------------
Institutional Class     $1,000       $1,025.21(4)       $0.00(4)       0.00%
--------------------------------------------------------------------------------
Advisor Class           $1,000       $1,022.94(4)       $2.29(4)       0.45%
--------------------------------------------------------------------------------
R Class                 $1,000       $1,021.68(4)       $3.57(4)       0.70%
--------------------------------------------------------------------------------
MY RETIREMENT INCOME PORTFOLIO SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000       $1,050.00(2)       $0.86(3)       0.20%
--------------------------------------------------------------------------------
Institutional Class     $1,000       $1,050.60(2)       $0.00(3)       0.00%
--------------------------------------------------------------------------------
Advisor Class           $1,000       $1,049.20(2)       $1.93(3)       0.45%
--------------------------------------------------------------------------------
R Class                 $1,000       $1,047.50(2)       $3.00(3)       0.70%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000       $1,024.20(4)       $1.02(4)       0.20%
--------------------------------------------------------------------------------
Institutional Class     $1,000       $1,025.21(4)       $0.00(4)       0.00%
--------------------------------------------------------------------------------
Advisor Class           $1,000       $1,022.94(4)       $2.29(4)       0.45%
--------------------------------------------------------------------------------
R Class                 $1,000       $1,021.68(4)       $3.57(4)       0.70%
--------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Ending account values based on actual returns from August 31, 2004 (fund inception) through January 31, 2005.

(3) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 153, the number of days in the period from August 31, 2004
    (fund inception) through January 31, 2005, divided by 365, to reflect the period ended. Had the class been available for the full period, the expenses paid during the period would have been higher. The fees and expenses of the underlying American Century funds in which the fund invests are not included in the class's annualized expense ratio.

(4) Ending account value and expenses paid during the period assumes each class had been available throughout the entire period and are calculated using each class's annualized expense ratio listed in the table above.

------

Statement of Assets and Liabilities

JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                           2015          2025          2035
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities in affiliates,
at value (cost of $16,414,043,
$37,371,510 and $7,793,112,
respectively)                          $16,481,158    $37,669,749    $7,903,156
------------------------------------
Cash                                         2,219          3,142           988
------------------------------------
Receivable for capital shares sold              --             --         5,000
------------------------------------
Distributions receivable
from affiliates                             16,472         30,814         3,698
--------------------------------------------------------------------------------
                                        16,499,849     37,703,705     7,912,842
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Accrued administrative fees                  2,120          3,075           913
------------------------------------
Service and distribution
fees payable                                     4              4             3
--------------------------------------------------------------------------------
                                             2,124          3,079           916
--------------------------------------------------------------------------------
NET ASSETS                             $16,497,725    $37,700,626    $7,911,926
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and
paid-in surplus)                       $16,397,611    $37,273,669    $7,774,077
------------------------------------
Accumulated undistributed net
investment income (loss)                   (27,765)         1,918        (1,604)
------------------------------------
Undistributed net realized gain
on investment transactions                  60,764        126,800        29,409
------------------------------------
Net unrealized appreciation
on investments                              67,115        298,239       110,044
--------------------------------------------------------------------------------
                                       $16,497,725    $37,700,626    $7,911,926
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                             $14,677,118    $21,297,123    $6,476,720
------------------------------------
Shares outstanding                       1,398,355      1,997,702       599,542
------------------------------------
Net asset value per share                   $10.50         $10.66        $10.80
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                              $1,799,879    $16,387,669    $1,424,287
------------------------------------
Shares outstanding                         171,426      1,536,841       131,815
------------------------------------
Net asset value per share                   $10.50         $10.66        $10.81
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                 $15,401        $10,445        $5,463
------------------------------------
Shares outstanding                           1,468            980           506
------------------------------------
Net asset value per share                   $10.49         $10.66        $10.80
--------------------------------------------------------------------------------
R CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                  $5,327         $5,389        $5,456
------------------------------------
Shares outstanding                             508            506           505
------------------------------------
Net asset value per share                   $10.49         $10.65        $10.80
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Statement of Assets and Liabilities

JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          2045         INCOME
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities in affiliates, at value
(cost of $8,853,145 and $8,813,750, respectively)      $9,036,208    $8,843,939
--------------------------------------------------
Cash                                                          594         1,045
--------------------------------------------------
Distributions receivable from affiliates                    3,392        11,453
--------------------------------------------------------------------------------
                                                        9,040,194     8,856,437
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Accrued administrative fees                                   503           951
--------------------------------------------------
Service and distribution fees payable                           4             3
--------------------------------------------------------------------------------
                                                              507           954
--------------------------------------------------------------------------------
NET ASSETS                                             $9,039,687    $8,855,483
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                $8,807,271    $8,800,746
--------------------------------------------------
Accumulated net investment loss                            (1,348)       (5,760)
--------------------------------------------------
Undistributed net realized gain
on investment transactions                                 50,701        30,308
--------------------------------------------------
Net unrealized appreciation on investments                183,063        30,189
--------------------------------------------------------------------------------
                                                       $9,039,687    $8,855,483
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                             $3,437,223    $6,079,422
--------------------------------------------------
Shares outstanding                                        316,300       590,158
--------------------------------------------------
Net asset value per share                                  $10.87        $10.30
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                             $5,591,475    $2,765,577
--------------------------------------------------
Shares outstanding                                        514,375       268,406
--------------------------------------------------
Net asset value per share                                  $10.87        $10.30
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                 $5,496        $5,245
--------------------------------------------------
Shares outstanding                                            506           509
--------------------------------------------------
Net asset value per share                                  $10.86        $10.30
--------------------------------------------------------------------------------
R CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                 $5,493        $5,239
--------------------------------------------------
Shares outstanding                                            506           509
--------------------------------------------------
Net asset value per share                                  $10.86        $10.29
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

FOR THE PERIOD ENDED JANUARY 31, 2005* (UNAUDITED)
--------------------------------------------------------------------------------
                                           2015          2025          2035
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
------------------------------------
Income distributions from
underlying funds -- affiliates            $143,811       $253,410      $ 53,120
--------------------------------------------------------------------------------

EXPENSES:
------------------------------------
Administrative fees                          4,995          6,023         2,219
------------------------------------
Service and distribution fees:
------------------------------------
  Advisor Class                                  6              6             6
------------------------------------
  R Class                                       11             11            11
------------------------------------
Directors' fees and expenses                    22             46            10
--------------------------------------------------------------------------------
                                             5,034          6,086         2,246
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                      138,777        247,324        50,874
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON AFFILIATES
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
------------------------------------
Sale of investment in
underlying funds                                --           (491)       (2,331)
------------------------------------
Capital gain distributions received
from underlying funds                       60,764        127,291        31,740
--------------------------------------------------------------------------------
                                            60,764        126,800        29,409
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED
APPRECIATION ON INVESTMENTS                 67,115        298,239       110,044
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN           127,879        425,039       139,453
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                 $266,656       $672,363      $190,327
================================================================================

*August 31, 2004 (fund inception) through January 31, 2005.

See Notes to Financial Statements.                                  (continued)

------

Statement of Operations

FOR THE PERIOD ENDED JANUARY 31, 2005* (UNAUDITED)
--------------------------------------------------------------------------------
                                                          2045         INCOME
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------
Income distributions from
underlying funds -- affiliates                           $ 78,955      $ 91,576
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------
Administrative fees                                           832         2,455
--------------------------------------------------
Service and distribution fees:
--------------------------------------------------
  Advisor Class                                                 6             5
--------------------------------------------------
  R Class                                                      11            11
--------------------------------------------------
Directors' fees and expenses                                   15            14
--------------------------------------------------------------------------------
                                                              864         2,485
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                      78,091        89,091
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON AFFILIATES
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
--------------------------------------------------
Sale of investment in underlying funds                     (1,814)       (1,263)
--------------------------------------------------
Capital gain distributions received
from underlying funds                                      52,515        31,571
--------------------------------------------------------------------------------
                                                           50,701        30,308
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED
APPRECIATION ON INVESTMENTS                               183,063        30,189
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                          233,764        60,497
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                $311,855      $149,588
================================================================================

*August 31, 2004 (fund inception) through January 31, 2005.

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

PERIOD ENDED JANUARY 31, 2005* (UNAUDITED)
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                     2015          2025          2035
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                  $   138,777    $   247,324    $   50,874
--------------------------------------
Net realized gain                           60,764        126,800        29,409
--------------------------------------
Change in net unrealized appreciation       67,115        298,239       110,044
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                  266,656        672,363       190,327
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
--------------------------------------
  Investor Class                          (151,449)       (95,759)      (47,246)
--------------------------------------
  Institutional Class                      (14,925)      (149,519)       (5,110)
--------------------------------------
  Advisor Class                                (86)           (66)          (63)
--------------------------------------
  R Class                                      (82)           (62)          (59)
--------------------------------------------------------------------------------
Decrease in net assets
from distributions                        (166,542)      (245,406)      (52,478)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions              16,397,611     37,273,669     7,774,077
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS              16,497,725     37,700,626     7,911,926

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                             --             --            --
--------------------------------------------------------------------------------
End of period                          $16,497,725    $37,700,626    $7,911,926
================================================================================

Accumulated undistributed net
investment income (loss)                  $(27,765)        $1,918       $(1,604)
================================================================================

*August 31, 2004 (fund inception) through January 31, 2005.

See Notes to Financial Statements.                                  (continued)

------

Statement of Changes in Net Assets

PERIOD ENDED JANUARY 31, 2005* (UNAUDITED)
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                   2045          INCOME
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                  $   78,091    $   89,091
--------------------------------------------------
Net realized gain                                          50,701        30,308
--------------------------------------------------
Change in net unrealized appreciation                     183,063        30,189
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                                 311,855       149,588
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
--------------------------------------------------
  Investor Class                                          (11,611)      (67,418)
--------------------------------------------------
  Institutional Class                                     (67,702)      (27,244)
--------------------------------------------------
  Advisor Class                                               (65)          (96)
--------------------------------------------------
  R Class                                                     (61)          (93)
--------------------------------------------------------------------------------
Decrease in net assets from distributions                 (79,439)      (94,851)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions                              8,807,271     8,800,746
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                              9,039,687     8,855,483

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                            --            --
--------------------------------------------------------------------------------
End of period                                          $9,039,687    $8,855,483
================================================================================

Accumulated net investment loss                           $(1,348)      $(5,760)
================================================================================

*August 31, 2004 (fund inception) through January 31, 2005.

See Notes to Financial Statements.

------

Notes to Financial Statements

JANUARY 31, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Asset Allocation Portfolios, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act), as amended, as an open-end management investment company. My Retirement
2015 Portfolio (2015), My Retirement 2025 Portfolio (2025), My Retirement 2035
Portfolio (2035), My Retirement 2045 Portfolio (2045), and My Retirement Income
Portfolio (Income) (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as "fund of funds," meaning that substantially all of the funds' assets will be invested in other funds in the
American Century family of funds (the underlying funds). Because the funds directly invest in a relatively small number of underlying funds, they are not diversified as defined in the 1940 Act. However, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The funds' (except for Income) investment objectives are to seek the highest total return consistent with their respective asset mix. The investment objective of Income is to seek current income. Capital appreciation is a secondary objective of Income. The funds pursue their objectives by investing in underlying funds that represent a variety of asset classes and investment styles. For each fund with a target year, the target asset mix will be adjusted annually in a step-like fashion. In general, as the target year approaches, the allocation to stocks will decrease and the allocation to bonds and money market instruments will increase. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target year, its target asset mix will become fixed and will match that of Income. The funds incepted on
August 31, 2004. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class,
Institutional Class, Advisor Class and R Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

UNDERLYING FUNDS -- Each fund's assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets), based on each fund's target allocation. A brief description of each of the underlying funds follows.

DOMESTIC EQUITY FUNDS

ULTRA seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.

EQUITY GROWTH seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from the 1,500 largest publicly traded U.S. companies without regard to dividend yield.

INCOME & GROWTH seeks long-term capital growth with income as a secondary objective. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from the 1,500 largest publicly traded U.S. companies.
Income & Growth's managers also attempt to create a dividend yield for the fund that exceeds that of the S&P 500 Index.

LARGE COMPANY VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in larger
U.S. companies.

VISTA seeks long-term capital growth. It uses a growth investment strategy and generally invests in medium-sized and smaller U.S. companies.

VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in U.S. companies of all sizes.

SMALL COMPANY seeks long-term capital growth. It uses a quantitative investment strategy and invests primarily in smaller U.S. companies.

REAL ESTATE seeks long-term capital appreciation with income as a secondary objective. It invests primarily in equity securities issued by real estate investment trusts and companies engaged in the real estate industry.

INTERNATIONAL EQUITY FUNDS

INTERNATIONAL GROWTH seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed countries other than the United States.

EMERGING MARKETS seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in emerging

                                                                    (continued)

------

Notes to Financial Statements

JANUARY 31, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

market countries and companies that derive a significant portion of their business from emerging market countries.

DOMESTIC FIXED INCOME FUNDS

DIVERSIFIED BOND seeks a high level of income by investing primarily in high-
and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

HIGH-YIELD seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities.

INFLATION-ADJUSTED BOND seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.

INTERNATIONAL FIXED INCOME FUNDS

INTERNATIONAL BOND seeks high total return by investing in high-quality, non-dollar-denominated government and corporate debt securities outside the
United States.

MONEY MARKET FUNDS

PREMIUM MONEY MARKET seeks to earn the highest level of current income while preserving the value of shareholder investments by investing in high-quality, cash-equivalent securities.

SECURITY VALUATIONS -- Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies.
If the underlying funds determine that the market price of a security is not readily available, or that the specific valuation methods do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee if such fair value determination would materially impact an underlying fund's net asset value.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Income and capital gains distributions, if any, from the underlying funds are recorded as of ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of realized gain (loss).

EXPENSES -- The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually for 2015, 2025, 2035, and 2045.
Distributions from net investment income, if any, are generally declared and paid quarterly for Income. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

ADMINISTRATIVE FEES -- The corporation has entered into a Management Agreement with American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with shareholder services in exchange for an administrative fee (the fee). The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The rate of the fee for the Investor, Advisor and R Classes of the
funds is 0.20%. There is no administrative fee for the Institutional Class.

DISTRIBUTION FEES -- The Board of Directors of the corporation has adopted a separate Master Distribution and Individual Shareholder Services

                                                                    (continued)

------

Notes to Financial Statements

JANUARY 31, 2005 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

Plan for the Advisor and R Classes (collectively, the plans), pursuant to Rule
12b-1 of the 1940 Act. The plans provide that the Advisor Class and R Class will pay American Century Investments Services, Inc. (ACIS) 0.25% and 0.50%,
respectively. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. These fees are used to pay for distribution services and shareholder services. Fees incurred under the plans during the period ended January 31, 2005, are detailed in the Statement of
Operations.

MANAGEMENT FEES -- Each fund also will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM or American
Century Global Investment Management, Inc., a wholly-owned subsidiary of ACIM, serves as the investment advisor for the underlying funds.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the period ended
January 31, 2005, were as follows:

--------------------------------------------------------------------------------
                   2015          2025          2035         2045        INCOME
--------------------------------------------------------------------------------
Purchases       $16,414,043   $37,442,871   $7,912,509   $9,037,967   $8,917,944
--------------------------------------------------------------------------------
Proceeds
from sales               --       $70,870     $117,066     $183,008     $102,931
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the funds were  as follows:

--------------------------------------------------------------------------------
                                      2015                      2025
--------------------------------------------------------------------------------
                              SHARES       AMOUNT       SHARES        AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
PERIOD ENDED
JANUARY 31, 2005(1)
-------------------------
Sold                        1,412,203   $14,714,307    2,026,052    $21,450,717
-------------------------
Issued in reinvestment
of distributions               14,145       148,666        8,808         93,984
-------------------------
Redeemed                      (27,993)     (294,308)     (37,158)      (394,462)
--------------------------------------------------------------------------------
Net increase                1,398,355   $14,568,665    1,997,702    $21,150,239
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
PERIOD ENDED
JANUARY 31, 2005(1)
-------------------------
Sold                          176,753    $1,864,427    1,563,348    $16,391,693
-------------------------
Issued in reinvestment
of distributions                1,419        14,925       14,013        149,519
-------------------------
Redeemed                       (6,746)      (70,582)     (40,520)      (432,901)
--------------------------------------------------------------------------------
Net increase                  171,426    $1,808,770    1,536,841    $16,108,311
================================================================================

(1) August 31, 2004 (fund inception) through January 31, 2005.

                                                                    (continued)

------

Notes to Financial Statements

JANUARY 31, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                      2015                      2025
--------------------------------------------------------------------------------
                              SHARES       AMOUNT       SHARES        AMOUNT
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
PERIOD ENDED
JANUARY 31, 2005(1)
-------------------------
Sold                            1,460       $15,005          974        $ 9,995
-------------------------
Issued in reinvestment
of distributions                    8            86            6             66
--------------------------------------------------------------------------------
Net increase                    1,468       $15,091          980        $10,061
================================================================================
R CLASS
--------------------------------------------------------------------------------
PERIOD ENDED
JANUARY 31, 2005(1)
-------------------------
Sold                              500        $5,003          500         $4,996
-------------------------
Issued in reinvestment
of distributions                    8            82            6             62
--------------------------------------------------------------------------------
Net increase                      508        $5,085          506         $5,058
================================================================================
--------------------------------------------------------------------------------
                                      2035                      2045
--------------------------------------------------------------------------------
                              SHARES       AMOUNT       SHARES        AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
PERIOD ENDED
JANUARY 31, 2005(1)
-------------------------
Sold                          633,506    $6,709,557      322,245     $3,490,609
-------------------------
Issued in reinvestment
of distributions                4,053        43,813        1,055         11,489
-------------------------
Redeemed                      (38,017)     (408,633)      (7,000)       (72,597)
--------------------------------------------------------------------------------
Net increase                  599,542    $6,344,737      316,300     $3,429,501
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
PERIOD ENDED
JANUARY 31, 2005(1)
-------------------------
Sold                          132,524    $1,426,779      531,250     $5,551,068
-------------------------
Issued in reinvestment
of distributions                  473         5,110        6,217         67,702
-------------------------
Redeemed                       (1,182)      (12,667)     (23,092)      (251,132)
--------------------------------------------------------------------------------
Net increase                  131,815    $1,419,222      514,375     $5,367,638
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
PERIOD ENDED
JANUARY 31, 2005(1)
-------------------------
Sold                              500        $4,998          500         $5,003
-------------------------
Issued in reinvestment
of distributions                    6            63            6             65
--------------------------------------------------------------------------------
Net increase                      506        $5,061          506         $5,068
================================================================================
R CLASS
--------------------------------------------------------------------------------
PERIOD ENDED
JANUARY 31, 2005(1)
-------------------------
Sold                              500        $4,998          500         $5,003
-------------------------
Issued in reinvestment
of distributions                    5            59            6             61
--------------------------------------------------------------------------------
Net increase                      505        $5,057          506         $5,064
================================================================================

(1) August 31, 2004 (fund inception) through January 31, 2005.

                                                                    (continued)

------

Notes to Financial Statements

JANUARY 31, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                               INCOME
--------------------------------------------------------------------------------
                                                        SHARES        AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
PERIOD ENDED JANUARY 31, 2005(1)
---------------------------------------------------
Sold                                                     622,504     $6,373,989
---------------------------------------------------
Issued in reinvestment of distributions                    6,432         66,384
---------------------------------------------------
Redeemed                                                 (38,778)      (398,518)
--------------------------------------------------------------------------------
Net increase                                             590,158     $6,041,855
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
PERIOD ENDED JANUARY 31, 2005(1)
---------------------------------------------------
Sold                                                     278,293     $2,850,962
---------------------------------------------------
Issued in reinvestment of distributions                    2,637         27,244
---------------------------------------------------
Redeemed                                                 (12,524)      (129,502)
--------------------------------------------------------------------------------
Net increase                                             268,406     $2,748,704
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
PERIOD ENDED JANUARY 31, 2005(1)
---------------------------------------------------
Sold                                                         500         $4,999
---------------------------------------------------
Issued in reinvestment of distributions                        9             96
--------------------------------------------------------------------------------
Net increase                                                 509         $5,095
================================================================================
R CLASS
--------------------------------------------------------------------------------
PERIOD ENDED JANUARY 31, 2005(1)
---------------------------------------------------
Sold                                                         500         $4,999
---------------------------------------------------
Issued in reinvestment of distributions                        9             93
--------------------------------------------------------------------------------
Net increase                                                 509         $5,092
================================================================================

(1) August 31, 2004 (fund inception) through January 31, 2005.

                                                                    (continued)

------

Notes to Financial Statements

JANUARY 31, 2005 (UNAUDITED)

5. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2005, the federal tax cost of investments was as follows:

------------------------------------------------------------------------------------------
                             2015          2025         2035         2045        INCOME
------------------------------------------------------------------------------------------
Federal tax cost
of investments           $16,414,043   $37,372,023   $7,795,468   $8,854,493   $8,814,641
==========================================================================================
Gross tax appreciation
of investments              $163,023     $ 519,104     $152,075     $255,251     $ 78,191
----------------------
Gross tax depreciation
of investments               (95,908)     (221,378)     (44,387)     (73,536)     (48,893)
------------------------------------------------------------------------------------------
Net tax appreciation
of investments              $ 67,115     $ 297,726     $107,688     $181,715     $ 29,298
==========================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales. The cost of investments for federal income tax purposes was the same as the cost for financial statement purposes for 2015.

6. OTHER INFORMATION

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds net assets.

As of January 31, 2005, the funds did not own a significant percentage of total outstanding shares of the underlying funds.

------

My Retirement 2015 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                      INVESTOR
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------
  Net Investment Income(2)                                               0.22
--------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.46
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.68
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------
  From Net Investment Income                                            (0.18)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.50
================================================================================
  TOTAL RETURN(3)                                                        6.80%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.20%(4)
--------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  5.07%(4)
--------------------------------------------------------
Portfolio Turnover Rate                                                     0%
--------------------------------------------------------
Net Assets, End of Period (in thousands)                               $14,677
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through January 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

My Retirement 2015 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                   INSTITUTIONAL
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------
  Net Investment Income(2)                                               0.26
--------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.43
--------------------------------------------------------------------------------
  Total From Instestment Operations                                      0.69
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------
  From Net Investment Income                                            (0.19)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.50
================================================================================
  TOTAL RETURN(3)                                                        6.85%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.00%(4)
--------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  5.27%(4)
--------------------------------------------------------
Portfolio Turnover Rate                                                     0%
--------------------------------------------------------
Net Assets, End of Period (in thousands)                                $1,800
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through January 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

My Retirement 2015 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                      ADVISOR
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------
  Net Investment Income(2)                                               0.17
--------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.49
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.66
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------
  From Net Investment Income                                            (0.17)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.49
================================================================================
  TOTAL RETURN(3)                                                        6.62%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.45%(4)
--------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  4.82%(4)
--------------------------------------------------------
Portfolio Turnover Rate                                                     0%
--------------------------------------------------------
Net Assets, End of Period (in thousands)                                   $15
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through January 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

My Retirement 2015 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                         R
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------
  Net Investment Income(2)                                               0.17
--------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.48
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.65
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------
  From Net Investment Income                                            (0.16)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.49
================================================================================
  TOTAL RETURN(3)                                                        6.53%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.70%(4)
--------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  4.57%(4)
--------------------------------------------------------
Portfolio Turnover Rate                                                     0%
--------------------------------------------------------
Net Assets, End of Period (in thousands)                                    $5
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through January 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

My Retirement 2025 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                     INVESTOR
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------
  Net Investment Income(2)                                               0.15
--------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.65
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.80
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------
  From Net Investment Income                                            (0.14)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.66
================================================================================
  TOTAL RETURN(3)                                                        8.00%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.20%(4)
--------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  4.01%(4)
--------------------------------------------------------
Portfolio Turnover Rate                                                     1%
--------------------------------------------------------
Net Assets, End of Period (in thousands)                               $21,297
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through January 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

My Retirement 2025 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                   INSTITUTIONAL
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------
  Net Investment Income(2)                                               0.21
--------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.60
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.81
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------
  From Net Investment Income                                            (0.15)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.66
================================================================================
  TOTAL RETURN(3)                                                        8.06%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.00%(4)
--------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  4.21%(4)
--------------------------------------------------------
Portfolio Turnover Rate                                                     1%
--------------------------------------------------------
Net Assets, End of Period (in thousands)                               $16,388
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through January 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

My Retirement 2025 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                      ADVISOR
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------
  Net Investment Income(2)                                               0.14
--------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.65
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.79
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------
  From Net Investment Income                                            (0.13)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.66
================================================================================
  TOTAL RETURN(3)                                                        7.91%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.45%(4)
--------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  3.76%(4)
--------------------------------------------------------
Portfolio Turnover Rate                                                     1%
--------------------------------------------------------
Net Assets, End of Period (in thousands)                                   $10
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through January 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

My Retirement 2025 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                         R
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------
  Net Investment Income(2)                                               0.14
--------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.63
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.77
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------
  From Net Investment Income                                            (0.12)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.65
================================================================================
  TOTAL RETURN(3)                                                        7.74%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.70%(4)
--------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  3.51%(4)
--------------------------------------------------------
Portfolio Turnover Rate                                                     1%
--------------------------------------------------------
Net Assets, End of Period (in thousands)                                    $5
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through January 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

My Retirement 2035 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                     INVESTOR
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------
  Net Investment Income(2)                                               0.19
--------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.74
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.93
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------
  From Net Investment Income                                            (0.13)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.80
================================================================================
  TOTAL RETURN(3)                                                        9.33%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.20%(4)
--------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  4.15%(4)
--------------------------------------------------------
Portfolio Turnover Rate                                                     4%
--------------------------------------------------------
Net Assets, End of Period (in thousands)                                $6,477
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through January 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

My Retirement 2035 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                   INSTITUTIONAL
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                       2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------
  Net Investment Income(2)                                               0.19
--------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.76
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.95
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------
  From Net Investment Income                                            (0.14)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.81
================================================================================
  TOTAL RETURN(3)                                                        9.50%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.00%(4)
--------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  4.35%(4)
--------------------------------------------------------
Portfolio Turnover Rate                                                     4%
--------------------------------------------------------
Net Assets, End of Period (in thousands)                                $1,424
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through January 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

My Retirement 2035 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                      ADVISOR
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------
  Net Investment Income(2)                                               0.14
--------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.79
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.93
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------
  From Net Investment Income                                            (0.13)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.80
================================================================================
  TOTAL RETURN(3)                                                        9.25%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.45%(4)
--------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  3.90%(4)
--------------------------------------------------------
Portfolio Turnover Rate                                                     4%
--------------------------------------------------------
Net Assets, End of Period (in thousands)                                    $5
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through January 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

My Retirement 2035 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                         R
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------
  Net Investment Income(2)                                               0.13
--------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.79
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.92
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------
  From Net Investment Income                                            (0.12)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.80
================================================================================
  TOTAL RETURN(3)                                                        9.17%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.70%(4)
--------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  3.65%(4)
--------------------------------------------------------
Portfolio Turnover Rate                                                     4%
--------------------------------------------------------
Net Assets, End of Period (in thousands)                                    $5
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through January 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

My Retirement 2045 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                     INVESTOR
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------
  Net Investment Income(2)                                               0.15
--------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.86
--------------------------------------------------------------------------------
  Total From Investment Operations                                       1.01
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------
  From Net Investment Income                                            (0.14)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.87
================================================================================
  TOTAL RETURN(3)                                                       10.07%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.20%(4)
--------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  4.44%(4)
--------------------------------------------------------
Portfolio Turnover Rate                                                     5%
--------------------------------------------------------
Net Assets, End of Period (in thousands)                                $3,437
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through January 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

My Retirement 2045 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                   INSTITUTIONAL
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------
  Net Investment Income(2)                                               0.23
--------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.78
--------------------------------------------------------------------------------
  Total From Investment Operations                                       1.01
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------
  From Net Investment Income                                            (0.14)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.87
================================================================================
  TOTAL RETURN(3)                                                       10.12%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.00%(4)
--------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  4.64%(4)
--------------------------------------------------------
Portfolio Turnover Rate                                                     5%
--------------------------------------------------------
Net Assets, End of Period (in thousands)                                $5,591
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through January 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

My Retirement 2045 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                      ADVISOR
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------
  Net Investment Income(2)                                               0.14
--------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.85
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.99
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------
  From Net Investment Income                                            (0.13)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.86
================================================================================
  TOTAL RETURN(3)                                                        9.89%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.45%(4)
--------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  4.19%(4)
--------------------------------------------------------
Portfolio Turnover Rate                                                     5%
--------------------------------------------------------
Net Assets, End of Period (in thousands)                                    $5
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through January 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

My Retirement 2045 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                         R
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------
  Net Investment Income(2)                                               0.13
--------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.85
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.98
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------
  From Net Investment Income                                            (0.12)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.86
================================================================================
  TOTAL RETURN(3)                                                        9.81%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.70%(4)
--------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  3.94%(4)
--------------------------------------------------------
Portfolio Turnover Rate                                                     5%
--------------------------------------------------------
Net Assets, End of Period (in thousands)                                    $5
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through January 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

My Retirement Income Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                     INVESTOR
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------
  Net Investment Income(2)                                               0.22
--------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.28
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.50
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------
  From Net Investment Income                                            (0.20)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.30
================================================================================
 TOTAL RETURN(3)                                                        5.00%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.20%(4)
--------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  5.31%(4)
--------------------------------------------------------
Portfolio Turnover Rate                                                     3%
--------------------------------------------------------
Net Assets, End of Period (in thousands)                                $6,079
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through January 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

My Retirement Income Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                   INSTITUTIONAL
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------
  Net Investment Income(2)                                               0.25
--------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.26
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.51
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------
  From Net Investment Income                                            (0.21)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.30
================================================================================
  TOTAL RETURN(3)                                                        5.06%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.00%(4)
--------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  5.51%(4)
--------------------------------------------------------
Portfolio Turnover Rate                                                     3%
--------------------------------------------------------
Net Assets, End of Period (in thousands)                                $2,766
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through January 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

My Retirement Income Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                      ADVISOR
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------
  Net Investment Income(2)                                               0.19
--------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.30
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.49
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------
  From Net Investment Income                                            (0.19)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.30
================================================================================
  TOTAL RETURN(3)                                                        4.92%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.45%(4)
--------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  5.06%(4)
--------------------------------------------------------
Portfolio Turnover Rate                                                     3%
--------------------------------------------------------
Net Assets, End of Period (in thousands)                                    $5
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through January 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

My Retirement Income Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                         R
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------
  Net Investment Income(2)                                               0.18
--------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.30
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.48
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------
  From Net Investment Income                                            (0.19)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.29
================================================================================
  TOTAL RETURN(3)                                                        4.75%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.70%(4)
--------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  4.81%(4)
--------------------------------------------------------
Portfolio Turnover Rate                                                     3%
--------------------------------------------------------
Net Assets, End of Period (in thousands)                                    $5
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through January 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Share Class Information

Four classes of shares are authorized for sale by the funds: Investor Class,
Institutional Class, Advisor Class and R Class. The total expense ratios of
Advisor and R Class shares are higher than that of Investor Class shares; the total expense ratio of Institutional Class shares is lower than that of Investor
Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.25% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. R Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Because the funds had not commenced operations as of the most recent 12-month period ended June 30, information regarding how the investment advisor voted proxies is not available.

                                                                    (continued)

------

Additional Information

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The RUSSELL 3000(reg.tm) INDEX measures the performance of the 3,000 largest
U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution, the average market capitalization was approximately $4 billion;
the median market capitalization was approximately $700 million. The index had a total market capitalization range of approximately $309 billion to $128 million.

------

Notes

------

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0503                     (c)2005 American Century Proprietary Holdings, Inc.
SH-SAN-42276N            All rights reserved.

[front cover]

American Century Investments
SEMIANNUAL REPORT

[photo of man and woman]

JANUARY 31, 2005

One Choice Portfolio: Very Conservative
One Choice Portfolio: Conservative
One Choice Portfolio: Moderate
One Choice Portfolio: Aggressive
One Choice Portfolio: Very Aggressive

                               [american century investments logo and text logo]

Table of Contents

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE

ONE CHOICE PORTFOLIO: CONSERVATIVE

ONE CHOICE PORTFOLIO: MODERATE

ONE CHOICE PORTFOLIO: AGGRESSIVE

ONE CHOICE PORTFOLIO: VERY AGGRESSIVE

FINANCIAL STATEMENTS

OTHER INFORMATION
Additional Information . . . . . . . . . . . . . . . . . . . . . . . . . . . .33

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the One Choice
Portfolios for the period ended January 31, 2005.

This report contains information that can help you monitor your investment.
You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets. We also have many informative resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for these funds will be the annual report dated
July 31, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD

------
1

One Choice Portfolio: Very Conservative - Performance

TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------
                                                       SINCE          INCEPTION
                                                    INCEPTION(1)         DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                                         3.35%            9/30/04
--------------------------------------------------------------------------------
RUSSELL 3000 INDEX                                     7.22%              --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. AGGREGATE INDEX                   1.59%              --
--------------------------------------------------------------------------------

(1) Returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses such as administrative fees that reduce returns, while the total returns of the indices do not.

An investment in a money market fund is neither insured nor guaranteed by the
FDIC or any other government agency. Yields will fluctuate, and although the underlying money market fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the underlying fund.

------
2

One Choice Portfolio: Very Conservative - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER AND GINA SANCHEZ

PERFORMANCE SUMMARY

From its inception on September 30, 2004, through January 31, 2005, One Choice
Portfolio: Very Conservative returned 3.35%. This return reflected the positive performance of the portfolio's fixed-income, equity, and money market components.

MARKET ENVIRONMENT

The financial markets posted generally positive results during the four months covered by this report. Bonds produced modest gains; the Lehman Brothers U.S.
Aggregate Index, a broad bond market measure, returned 1.59%. The best performers were corporate bonds and mortgage-backed securities. Foreign bonds outpaced the domestic market.

The stock market registered solid gains during the four-month period, with the broad Russell 3000 Index returning 7.22%. Falling oil prices and a decisive presidential election helped produce a sharp stock market rally in late 2004, though the market gave back some of those gains in early 2005.

Small- and mid-cap stocks outperformed large-cap issues, while growth and value stocks were mixed--value surpassed growth among large-cap stocks, while growth came out ahead in the small- and mid-cap segments of the market.

Money market rates increased as the Federal Reserve raised short-term interest rates twice during the period, boosting the three-month Treasury bill yield from
1.71% to 2.51%.

PORTFOLIO STRATEGY

One Choice Portfolio: Very Conservative seeks the highest total return consistent with its neutral asset mix of 50% bonds, 25% stocks, and 25% cash equivalents. The portfolio is a "fund of funds," which means it invests in other
American Century mutual funds to achieve its investment objective and neutral asset mix. (See the following page for a list of the underlying funds in the portfolio.)

The portfolio's neutral asset mix, which features a diversified blend of asset classes and investment styles, generally represents its long-term asset allocation strategy. However, we may make adjustments to the neutral asset mix to take advantage of opportunities that we believe will help the portfolio better meet its investment objective.

Although this portfolio is expected to have the least short-term price volatility of the One Choice Portfolios, it nonetheless entails some risks, including those associated with investing in bonds, stocks, and foreign securities.

We appreciate your investment in this new fund and hope it will be an important part of your portfolio.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
                                                                  AS OF
                                                                 1/31/05
--------------------------------------------------------------------------------
Domestic Fixed Income Funds                                       40.4%
--------------------------------------------------------------------------------
International Fixed Income Funds                                   9.9%
--------------------------------------------------------------------------------
TOTAL FIXED INCOME EXPOSURE                                       50.3%
--------------------------------------------------------------------------------
Money Market Funds                                                25.1%
--------------------------------------------------------------------------------
Domestic Equity Funds                                             24.6%
--------------------------------------------------------------------------------

------
3

One Choice Portfolio: Very Conservative - Schedule of Investments

JANUARY 31, 2005 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
                                             PURCHASE       SALES     REALIZED   DISTRIBUTIONS
SHARES                                         COST         COST     GAIN (LOSS)   RECEIVED(1)      VALUE
-----------------------------------------------------------------------------------------------------------
MUTUAL FUNDS(2) -- 99.8%
-----------------------------------------------------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS -- 40.2%
----------------------------------------
      158,587  Diversified Bond Fund
               Investor Class               $1,711,386    $ 82,015     $  (750)     $18,616     $1,627,103
-----------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 25.1%
----------------------------------------
    1,013,283  Prime Money Market Fund
               Investor Class                1,064,058      50,776          --        2,724      1,013,283
-----------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS -- 24.6%
----------------------------------------
        9,223  Equity Growth Fund
               Investor Class                  208,761      14,064        (238)         588        199,770
----------------------------------------
        5,164  Growth Fund
               Investor Class                  104,129       6,689         (85)          29         98,891
----------------------------------------
       50,169  Large Company Value Fund
               Investor Class                  366,205      54,804         (34)       2,032        318,572
----------------------------------------
        3,341  Real Estate Fund
               Investor Class                   82,952       2,206        (110)          --         76,342
----------------------------------------
        4,059  Small Company Fund
               Investor Class                   41,494       1,081         (35)          --         40,671
----------------------------------------
       27,530  Value Fund
               Investor Class                  240,457      34,381      (3,300)      16,240        199,593
----------------------------------------
        4,167  Vista Fund
               Investor Class(3)                93,648      38,144         444           --         59,505
-----------------------------------------------------------------------------------------------------------
                                             1,137,646     151,369      (3,358)      18,889        993,344
-----------------------------------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUNDS -- 9.9%
----------------------------------------
       27,568  International Bond Fund
               Investor Class                  418,457      23,649        (472)       8,090        398,909
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.8%
(Cost $4,023,738)                           $4,331,547    $307,809     $(4,580)     $48,319      4,032,639
----------------------------------------======================================================-------------
OTHER ASSETS AND LIABILITIES -- 0.2%                                                                 7,960
----------------------------------------                                                      -------------
TOTAL NET ASSETS -- 100.0%                                                                      $4,040,599
----------------------------------------                                                      =============

NOTES TO SCHEDULE OF INVESTMENTS

(1) Distributions received includes distributions from net investment income and capital gains from underlying funds.

(2) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each security during the period September 30, 2004 (fund inception) through January 31, 2005, is shown.

(3) Non-income producing.

See Notes to Financial Statements.

------
4

One Choice Portfolio: Conservative - Performance

TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------
                                                       SINCE          INCEPTION
                                                    INCEPTION(1)         DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                                         4.78%            9/30/04
--------------------------------------------------------------------------------
RUSSELL 3000 INDEX                                     7.22%              --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. AGGREGATE INDEX                   1.59%              --
--------------------------------------------------------------------------------

(1) Returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses such as administrative fees that reduce returns, while the total returns of the indices do not.

An investment in a money market fund is neither insured nor guaranteed by the
FDIC or any other government agency. Yields will fluctuate, and although the underlying money market fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the underlying fund.

------
5

One Choice Portfolio: Conservative - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER AND GINA SANCHEZ

PERFORMANCE SUMMARY

From its inception on September 30, 2004, through January 31, 2005, One Choice
Portfolio: Conservative returned 4.78%. This return reflected the positive performance of the portfolio's fixed-income, equity, and money market components.

MARKET ENVIRONMENT

The financial markets posted generally positive results during the four months covered by this report. The stock market registered solid gains, with the broad
Russell 3000 Index returning 7.22%. Falling oil prices and a decisive presidential election helped produce a sharp stock market rally in late 2004, though the market gave back some of those gains in early 2005.

Small- and mid-cap stocks outperformed large-cap issues, while growth and value stocks were mixed--value surpassed growth among large-cap stocks, while growth came out ahead in the small- and mid-cap segments of the market.

Bonds produced modest gains during the four-month period; the Lehman Brothers
U.S. Aggregate Index, a broad bond market measure, returned 1.59%. The best performers were corporate bonds and mortgage-backed securities.

Foreign stocks and bonds both outpaced their respective domestic markets.
Money market rates increased as the Federal Reserve raised short-term interest rates twice during the period, boosting the three-month Treasury bill yield from
1.71% to 2.51%.

PORTFOLIO STRATEGY

One Choice Portfolio: Conservative seeks the highest total return consistent with its neutral asset mix of 45% stocks, 45% bonds, and 10% cash equivalents.
The portfolio is a "fund of funds," which means it invests in other American
Century mutual funds to achieve its investment objective and neutral asset mix.
(See the following page for a list of the underlying funds in the portfolio.)

The portfolio's neutral asset mix, which features a diversified blend of asset classes and investment styles, generally represents its long-term asset allocation strategy. However, we may make adjustments to the neutral asset mix to take advantage of opportunities that we believe will help the portfolio better meet its investment objective.

An investment in One Choice Portfolio: Conservative entails some risks, including those associated with investing in bonds, stocks, and foreign securities. The value of the portfolio's shares will fluctuate over time.

We appreciate your investment in this new fund and hope it will be an important part of your portfolio.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
                                                                  AS OF
                                                                 1/31/05
--------------------------------------------------------------------------------
Domestic Fixed Income Funds                                       37.4%
--------------------------------------------------------------------------------
International Fixed Income Funds                                   7.9%
--------------------------------------------------------------------------------
TOTAL FIXED INCOME EXPOSURE                                       45.3%
--------------------------------------------------------------------------------
Domestic Equity Funds                                             38.7%
--------------------------------------------------------------------------------
International Equity Funds                                         5.9%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                                             44.6%
--------------------------------------------------------------------------------
Money Market Funds                                                10.1%
--------------------------------------------------------------------------------

------
6

One Choice Portfolio: Conservative - Schedule of Investments

JANUARY 31, 2005 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
                                             PURCHASE       SALES     REALIZED   DISTRIBUTIONS
SHARES                                         COST         COST     GAIN (LOSS)   RECEIVED(1)     VALUE
-----------------------------------------------------------------------------------------------------------
MUTUAL FUNDS(2) -- 99.9%
-----------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS -- 38.6%
----------------------------------------
       61,377  Equity Growth Fund
               Investor Class              $ 1,324,092    $ 25,530       $(136)    $  3,533    $ 1,329,426
----------------------------------------
       36,307  Growth Fund
               Investor Class                  698,533      11,849         (73)         182        695,279
----------------------------------------
      254,979  Large Company Value Fund
               Investor Class                1,619,130      26,106         (24)       8,587      1,619,116
----------------------------------------
       12,355  Real Estate Fund
               Investor Class                  298,887          --          --           --        282,312
----------------------------------------
       22,519  Small Company Fund
               Investor Class                  224,253          --          --           --        225,640
----------------------------------------
      137,439  Value Fund
               Investor Class                1,071,454      28,372      (3,212)      76,733        996,433
----------------------------------------
       41,452  Vista Fund
               Investor Class(3)               666,323     103,891        (304)          --        591,935
-----------------------------------------------------------------------------------------------------------
                                             5,902,672     195,748      (3,749)      89,035      5,740,141
-----------------------------------------------------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS -- 37.4%
----------------------------------------
      541,181  Diversified Bond Fund
               Investor Class                5,623,850      58,574        (846)      61,720      5,552,516
-----------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 10.1%
----------------------------------------
    1,495,543  Prime Money Market Fund
               Investor Class                1,510,734      15,192          --        3,600      1,495,543
-----------------------------------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUNDS -- 7.9%
----------------------------------------
       81,497  International Bond Fund
               Investor Class                1,190,200      10,713         (78)      18,836      1,179,262
-----------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS -- 5.9%
----------------------------------------
       99,752  International Growth Fund
               Investor Class                1,091,133     242,932       3,979        7,266        881,808
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $14,795,430)                         $15,318,589    $523,159       $(694)    $180,457     14,849,270
----------------------------------------======================================================-------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                                                21,397
----------------------------------------                                                      -------------
TOTAL NET ASSETS -- 100.0%                                                                     $14,870,667
----------------------------------------                                                      =============

NOTES TO SCHEDULE OF INVESTMENTS

(1) Distributions received includes distributions from net investment income and capital gains from underlying funds.

(2) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each security during the period September 30, 2004 (fund inception) through January 31, 2005, is shown.

(3) Non-income producing.

See Notes to Financial Statements.

------
7

One Choice Portfolio: Moderate - Performance

TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------
                                                       SINCE          INCEPTION
                                                    INCEPTION(1)         DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                                         6.65%            9/30/04
--------------------------------------------------------------------------------
RUSSELL 3000 INDEX                                     7.22%              --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. AGGREGATE INDEX                   1.59%              --
--------------------------------------------------------------------------------

(1) Returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses such as administrative fees that reduce returns, while the total returns of the indices do not.

An investment in a money market fund is neither insured nor guaranteed by the
FDIC or any other government agency. Yields will fluctuate, and although the underlying money market fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the underlying fund.

------
8

One Choice Portfolio: Moderate - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER AND GINA SANCHEZ

PERFORMANCE SUMMARY

From its inception on September 30, 2004, through January 31, 2005, One Choice
Portfolio: Moderate returned 6.65%. This return reflected the positive performance of the portfolio's equity, fixed-income, and money market components.

MARKET ENVIRONMENT

The financial markets posted generally positive results during the four months covered by this report. The stock market registered solid gains, with the broad
Russell 3000 Index returning 7.22%. Falling oil prices and a decisive presidential election helped produce a sharp stock market rally in late 2004, though the market gave back some of those gains in early 2005.

Small- and mid-cap stocks outperformed large-cap issues, while growth and value stocks were mixed--value surpassed growth among large-cap stocks, while growth came out ahead in the small- and mid-cap segments of the market.

Bonds produced modest gains during the four-month period; the Lehman Brothers
U.S. Aggregate Index, a broad bond market measure, returned 1.59%. The best performers were corporate bonds, particularly high-yield corporate bonds, and mortgage-backed securities.

Foreign stocks and bonds both outpaced their respective domestic markets.
Money market rates increased as the Federal Reserve raised short-term interest rates twice during the period, boosting the three-month Treasury bill yield from
1.71% to 2.51%.

PORTFOLIO STRATEGY

One Choice Portfolio: Moderate seeks the highest total return consistent with its neutral asset mix of 63% stocks, 31% bonds, and 6% cash equivalents. The portfolio is a "fund of funds," which means it invests in other American Century mutual funds to achieve its investment objective and neutral asset mix. (See the following page for a list of the underlying funds in the portfolio.)

The portfolio's neutral asset mix, which features a diversified blend of asset classes and investment styles, generally represents its long-term asset allocation strategy. However, we may make adjustments to the neutral asset mix to take advantage of opportunities that we believe will help the portfolio better meet its investment objective.

An investment in One Choice Portfolio: Moderate entails some risks, including those associated with investing in stocks, bonds, and foreign securities. The value of the portfolio's shares will fluctuate over time.

We appreciate your investment in this new fund and hope it will be an important part of your portfolio.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
                                                                  AS OF
                                                                 1/31/05
--------------------------------------------------------------------------------
Domestic Equity Funds                                             49.7%
--------------------------------------------------------------------------------
International Equity Funds                                        14.0%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                                             63.7%
--------------------------------------------------------------------------------
Domestic Fixed Income Funds                                       27.3%
--------------------------------------------------------------------------------
International Fixed Income Funds                                   3.0%
--------------------------------------------------------------------------------
TOTAL FIXED INCOME EXPOSURE                                       30.3%
--------------------------------------------------------------------------------
Money Market Funds                                                 6.0%
--------------------------------------------------------------------------------

------
9

One Choice Portfolio: Moderate - Schedule of Investments

JANUARY 31, 2005 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
                                             PURCHASE       SALES     REALIZED   DISTRIBUTIONS
SHARES                                         COST         COST     GAIN (LOSS)   RECEIVED(1)     VALUE
-----------------------------------------------------------------------------------------------------------
MUTUAL FUNDS(2) -- 99.6%
-----------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS -- 49.6%
----------------------------------------
      244,193  Equity Growth Fund
               Investor Class              $ 5,214,680    $     --    $     --     $ 11,891    $ 5,289,220
----------------------------------------
      136,876  Growth Fund
               Investor Class                2,609,751          --          --          582      2,621,175
----------------------------------------
      492,325  Large Company Value Fund
               Investor Class                3,102,107          --          --       13,250      3,126,264
----------------------------------------
       27,661  Real Estate Fund
               Investor Class                  667,156          --          --           --        632,054
----------------------------------------
       67,163  Small Company Fund
               Investor Class                  667,306          --          --           --        672,973
----------------------------------------
      250,239  Value Fund
               Investor Class                1,955,439      79,343      (9,064)     103,812      1,814,233
----------------------------------------
      162,688  Vista Fund
               Investor Class(3)             2,433,277     193,329      (2,587)          --      2,323,185
-----------------------------------------------------------------------------------------------------------
                                            16,649,716     272,672     (11,651)     129,535     16,479,104
-----------------------------------------------------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS -- 27.1%
----------------------------------------
      783,353  Diversified Bond Fund
               Investor Class                8,040,002          --          --       69,342      8,037,202
----------------------------------------
      151,288  High-Yield Fund
               Investor Class                  998,937          --          --        8,313        995,475
-----------------------------------------------------------------------------------------------------------
                                             9,038,939          --          --       77,655      9,032,677
-----------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS -- 13.9%
----------------------------------------
      206,496  Emerging Markets Fund
               Investor Class                1,477,324     203,368       4,086        5,912      1,354,614
----------------------------------------
      371,764  International Growth Fund
               Investor Class                3,231,562          --          --       15,880      3,286,394
-----------------------------------------------------------------------------------------------------------
                                             4,708,886     203,368       4,086       21,792      4,641,008
-----------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 6.0%
----------------------------------------
    2,002,192  Prime Money Market Fund
               Investor Class                2,002,192          --          --        4,097      2,002,192
-----------------------------------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUNDS -- 3.0%
----------------------------------------
       68,284  International Bond Fund
               Investor Class                  992,256          --          --       15,088        988,069
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.6%
(Cost $32,915,949)                         $33,391,989    $476,040    $ (7,565)    $248,167     33,143,050
----------------------------------------======================================================-------------
OTHER ASSETS AND LIABILITIES -- 0.4%                                                               128,246
----------------------------------------                                                      -------------
TOTAL NET ASSETS -- 100.0%                                                                     $33,271,296
----------------------------------------                                                      =============

NOTES TO SCHEDULE OF INVESTMENTS

(1) Distributions received includes distributions from net investment income and capital gains from underlying funds.

(2) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each security during the period September 30, 2004 (fund inception) through January 31, 2005, is shown.

(3) Non-income producing.

See Notes to Financial Statements.

------
10

One Choice Portfolio: Aggressive - Performance

TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------
                                                       SINCE          INCEPTION
                                                    INCEPTION(1)         DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                                         7.45%            9/30/04
--------------------------------------------------------------------------------
RUSSELL 3000 INDEX                                     7.22%              --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. AGGREGATE INDEX                   1.59%              --
--------------------------------------------------------------------------------

(1) Returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses such as administrative fees that reduce returns, while the total returns of the indices do not.

An investment in a money market fund is neither insured nor guaranteed by the
FDIC or any other government agency. Yields will fluctuate, and although the underlying money market fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the underlying fund.

------
11

One Choice Portfolio: Aggressive - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER AND GINA SANCHEZ

PERFORMANCE SUMMARY

From its inception on September 30, 2004, through January 31, 2005, One Choice
Portfolio: Aggressive returned 7.45%. This return reflected the positive performance of the portfolio's equity, fixed-income, and money market components.

MARKET ENVIRONMENT

The financial markets posted generally positive results during the four months covered by this report. The stock market registered solid gains, with the broad
Russell 3000 Index returning 7.22%. Falling oil prices and a decisive presidential election helped produce a sharp stock market rally in late 2004, though the market gave back some of those gains in early 2005.

Small- and mid-cap stocks outperformed large-cap issues, while growth and value stocks were mixed--value surpassed growth among large-cap stocks, while growth came out ahead in the small- and mid-cap segments of the market. Foreign stocks, led by emerging markets, outpaced domestic shares.

Bonds produced modest gains during the four-month period; the Lehman Brothers
U.S. Aggregate Index, a broad bond market measure, returned 1.59%. The best performers were corporate bonds, particularly high-yield corporate bonds, and mortgage-backed securities.

Money market rates increased as the Federal Reserve raised short-term interest rates twice during the period.

PORTFOLIO STRATEGY

One Choice Portfolio: Aggressive seeks the highest total return consistent with its neutral asset mix of 78% stocks, 20% bonds, and 2% cash equivalents. The portfolio is a "fund of funds," which means it invests in other American Century mutual funds to achieve its investment objective and neutral asset mix. (See the following page for a list of the underlying funds in the portfolio.)

The portfolio's neutral asset mix, which features a diversified blend of asset classes and investment styles, generally represents its long-term asset allocation strategy. However, we may make adjustments to the neutral asset mix to take advantage of opportunities that we believe will help the portfolio better meet its investment objective.

An investment in One Choice Portfolio: Aggressive entails some risks, including those associated with investing in stocks, bonds, and foreign equities. The value of the portfolio's shares will fluctuate over time.

We appreciate your investment in this new fund and hope it will be an important part of your portfolio.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
                                                                  AS OF
                                                                 1/31/05
--------------------------------------------------------------------------------
Domestic Equity Funds                                             59.7%
--------------------------------------------------------------------------------
International Equity Funds                                        19.1%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                                             78.8%
--------------------------------------------------------------------------------
Domestic Fixed Income Funds                                       19.2%
--------------------------------------------------------------------------------
Money Market Funds                                                 2.0%
--------------------------------------------------------------------------------

------
12

One Choice Portfolio: Aggressive - Schedule of Investments

JANUARY 31, 2005 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
                                             PURCHASE       SALES     REALIZED   DISTRIBUTIONS
SHARES                                         COST         COST     GAIN (LOSS)   RECEIVED(1)      VALUE
-----------------------------------------------------------------------------------------------------------
MUTUAL FUNDS(2) -- 99.9%
-----------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS -- 59.7%
----------------------------------------
      147,995  Equity Growth Fund
               Investor Class              $ 3,164,016    $  2,046    $    (36)    $  7,014    $ 3,205,571
----------------------------------------
      165,851  Growth Fund
               Investor Class                3,168,723       2,015          (1)         686      3,176,047
----------------------------------------
      294,733  Large Company Value Fund
               Investor Class                1,858,732       1,184          (8)       8,000      1,871,555
----------------------------------------
       18,460  Real Estate Fund
               Investor Class                  447,133          --          --           --        421,811
----------------------------------------
       50,572  Small Company Fund
               Investor Class                  503,190          --          --           --        506,731
----------------------------------------
      144,507  Value Fund
               Investor Class                1,209,134     125,657     (13,873)      70,537      1,047,676
----------------------------------------
      209,847  Vista Fund
               Investor Class(3)             3,044,417     144,566      (2,657)          --      2,996,615
-----------------------------------------------------------------------------------------------------------
                                            13,395,345     275,468     (16,575)      86,237     13,226,006
-----------------------------------------------------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS -- 19.2%
----------------------------------------
      306,331  Diversified Bond Fund
               Investor Class                3,151,650       6,882         (80)      29,701      3,142,956
----------------------------------------
      168,919  High-Yield Fund
               Investor Class                1,116,643         693           2        9,748      1,111,487
-----------------------------------------------------------------------------------------------------------
                                             4,268,293       7,575         (78)      39,449      4,254,443
-----------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS -- 19.0%
----------------------------------------
      224,676  Emerging Markets Fund
               Investor Class                1,468,701      78,746         282        5,872      1,473,875
----------------------------------------
      310,800  International Growth Fund
               Investor Class                2,753,618      51,349        (155)      14,629      2,747,472
-----------------------------------------------------------------------------------------------------------
                                             4,222,319     130,095         127       20,501      4,221,347
-----------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 2.0%
----------------------------------------
      447,346  Prime Money Market Fund
               Investor Class                  447,623         276          --          963        447,346
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $21,920,166)                         $22,333,580    $413,414    $(16,526)    $147,150     22,149,142
----------------------------------------======================================================-------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                                                16,133
----------------------------------------                                                      -------------
TOTAL NET ASSETS -- 100.0%                                                                     $22,165,275
----------------------------------------                                                      =============

NOTES TO SCHEDULE OF INVESTMENTS

(1) Distributions received includes distributions from net investment income and capital gains from underlying funds.

(2) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each security during the period September 30, 2004 (fund inception) through January 31, 2005, is shown.

(3) Non-income producing.

See Notes to Financial Statements.

------
13

One Choice Portfolio: Very Aggressive - Performance

TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------
                                                       SINCE          INCEPTION
                                                    INCEPTION(1)         DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                                         8.65%            9/30/04
--------------------------------------------------------------------------------
RUSSELL 3000 INDEX                                     7.22%              --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. AGGREGATE INDEX                   1.59%              --
--------------------------------------------------------------------------------

(1) Returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses such as administrative fees that reduce returns, while the total returns of the indices do not.

An investment in a money market fund is neither insured nor guaranteed by the
FDIC or any other government agency. Yields will fluctuate, and although the underlying money market fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the underlying fund.

------
14

One Choice Portfolio: Very Aggressive - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER AND GINA SANCHEZ

PERFORMANCE SUMMARY

From its inception on September 30, 2004, through January 31, 2005, One Choice
Portfolio: Very Aggressive returned 8.65%. This return primarily reflected the positive performance of the portfolio's equity holdings, as well as its modest fixed-income and money market components.

MARKET ENVIRONMENT

The financial markets posted generally positive results during the four months covered by this report. The stock market registered solid gains, with the broad
Russell 3000 Index returning 7.22%. Falling oil prices and a decisive presidential election helped produce a sharp stock market rally in late 2004, though the market gave back some of those gains in early 2005.

Small- and mid-cap stocks outperformed large-cap issues, while growth and value stocks were mixed--value surpassed growth among large-cap stocks, while growth came out ahead in the small- and mid-cap segments of the market. Foreign stocks, led by emerging markets, outpaced domestic shares.

Bonds produced modest gains during the four-month period; the Lehman Brothers
U.S. Aggregate Index, a broad bond market measure, returned 1.59%. The best performers were corporate bonds and mortgage-backed securities.

Money market rates increased as the Federal Reserve raised short-term interest rates twice during the period.

PORTFOLIO STRATEGY

One Choice Portfolio: Very Aggressive seeks the highest total return consistent with its neutral asset mix of 95% stocks, 3% bonds, and 2% cash equivalents. The portfolio is a "fund of funds," which means it invests in other American Century mutual funds to achieve its investment objective and neutral asset mix. (See the following page for a list of the underlying funds in the portfolio.)

The portfolio's neutral asset mix, which features a diversified blend of asset classes and investment styles, generally represents its long-term asset allocation strategy. However, we may make adjustments to the neutral asset mix to take advantage of opportunities that we believe will help the portfolio better meet its investment objective.

An investment in One Choice Portfolio: Very Aggressive entails some risks, including those associated with investing in domestic and foreign stocks. The portfolio is expected to have the greatest short-term price volatility of the
One Choice Portfolios.

We appreciate your investment in this new fund and hope it will be an important part of your portfolio.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
                                                                  AS OF
                                                                 1/31/05
--------------------------------------------------------------------------------
Domestic Equity Funds                                             72.9%
--------------------------------------------------------------------------------
International Equity Funds                                        23.1%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                                             96.0%
--------------------------------------------------------------------------------
Domestic Fixed Income Funds                                        2.0%
--------------------------------------------------------------------------------
Money Market Funds                                                 2.0%
--------------------------------------------------------------------------------

------
15

One Choice Portfolio: Very Aggressive - Schedule of Investments

JANUARY 31, 2005 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
                                             PURCHASE       SALES     REALIZED   DISTRIBUTIONS
SHARES                                         COST         COST        LOSS      RECEIVED(1)      VALUE
-----------------------------------------------------------------------------------------------------------
MUTUAL FUNDS(2) -- 100.0%
-----------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS -- 72.9%
----------------------------------------
       67,702  Equity Growth Fund
               Investor Class               $1,477,902    $ 31,063     $  (680)     $ 3,601    $ 1,466,424
----------------------------------------
       75,899  Growth Fund
               Investor Class                1,478,167      30,918        (554)         353      1,453,466
----------------------------------------
      136,130  Large Company Value Fund
               Investor Class                  876,005      18,276        (321)       4,044        864,426
----------------------------------------
        6,901  Real Estate Fund
               Investor Class                  169,822       2,868        (116)          --        157,688
----------------------------------------
       20,968  Small Company Fund
               Investor Class                  212,436       3,524         (92)          --        210,099
----------------------------------------
       68,267  Value Fund
               Investor Class                  553,659      39,344      (4,518)      32,818        494,936
----------------------------------------
       95,788  Vista Fund
               Investor Class(3)             1,398,938      76,682      (1,747)          --      1,367,853
-----------------------------------------------------------------------------------------------------------
                                             6,166,929     202,675      (8,028)      40,816      6,014,892
-----------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS -- 23.1%
----------------------------------------
       96,712  Emerging Markets Fund
               Investor Class                  632,000      32,824         (65)       2,376        634,431
----------------------------------------
      144,049  International Growth Fund
               Investor Class                1,276,090      28,079        (521)       6,406      1,273,393
-----------------------------------------------------------------------------------------------------------
                                             1,908,090      60,903        (586)       8,782      1,907,824
-----------------------------------------------------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS -- 2.0%
----------------------------------------
       16,350  Diversified Bond Fund
               Investor Class                  217,333      49,807        (580)       2,148        167,751
-----------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 2.0%
----------------------------------------
      167,269  Prime Money Market Fund
               Investor Class                  170,690       3,421          --          368        167,269
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $8,146,236)                           $8,463,042    $316,806     $(9,194)     $52,114      8,257,736
----------------------------------------======================================================-------------
OTHER ASSETS AND LIABILITIES(4)                                                                      3,731
----------------------------------------                                                      -------------
TOTAL NET ASSETS -- 100.0%                                                                      $8,261,467
----------------------------------------                                                      =============

NOTES TO SCHEDULE OF INVESTMENTS

(1) Distributions received includes distributions from net investment income and capital gains from underlying funds.

(2) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each security during the period September 30, 2004 (fund inception) through January 31, 2005, is shown.

(3) Non-income producing.

(4) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------
16

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in this example. If they were, the estimate of expenses you paid during the period would be higher.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005
(except as noted).

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a

                                                                    (continued)

------
17

Shareholder Fee Examples (Unaudited)

fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                   EXPENSES PAID
                 BEGINNING          ENDING        DURING PERIOD(1)    ANNUALIZED
                ACCOUNT VALUE    ACCOUNT VALUE        8/1/04 -         EXPENSE
                   8/1/04           1/31/05           1/31/05          RATIO(1)
--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
Actual             $1,000         $1,033.50(2)        $0.00(3)          0.00%
--------------------------------------------------------------------------------
Hypothetical       $1,000         $1,025.21(4)        $0.00(3)          0.00%
--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: CONSERVATIVE INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
Actual             $1,000         $1,047.80(2)        $0.00(3)          0.00%
--------------------------------------------------------------------------------
Hypothetical       $1,000         $1,025.21(4)        $0.00(3)          0.00%
--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: MODERATE INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
Actual             $1,000         $1,066.50(2)        $0.00(3)          0.00%
--------------------------------------------------------------------------------
Hypothetical       $1,000         $1,025.21(4)        $0.00(3)          0.00%
--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: AGGRESSIVE INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
Actual             $1,000         $1,074.50(2)        $0.00(3)          0.00%
--------------------------------------------------------------------------------
Hypothetical       $1,000         $1,025.21(4)        $0.00(3)          0.00%
--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
Actual             $1,000         $1,086.50(2)        $0.00(3)          0.00%
--------------------------------------------------------------------------------
Hypothetical       $1,000         $1,025.21(4)        $0.00(3)          0.00%
--------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Ending account values based on actual returns from September 30, 2004 (fund inception) through January 31, 2005.

(3) The fund did not have any annual operating expenses during the period and is not expected to have any other than the expenses of the underlying funds.

(4) Ending account values assume the classes had been available throughout the entire period.

------
18

Statement of Assets and Liabilities

JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                          VERY
                                      CONSERVATIVE   CONSERVATIVE     MODERATE
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities in
affiliates, at value (cost of
$4,023,738, $14,795,430 and
$32,915,949, respectively)             $4,032,639    $14,849,270    $33,143,050
-----------------------------------
Cash                                           54             68             --
-----------------------------------
Receivable for capital
shares sold                                 3,094          7,267        106,731
-----------------------------------
Distributions receivable
from affiliates                             4,812         14,062         23,678
--------------------------------------------------------------------------------
                                        4,040,599     14,870,667     33,273,459
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of
demand deposit cash                            --             --          2,163
--------------------------------------------------------------------------------

NET ASSETS                             $4,040,599    $14,870,667    $33,271,296
================================================================================
CAPITAL SHARES, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Outstanding                               399,330      1,446,457      3,160,563
================================================================================

NET ASSET VALUE PER SHARE                  $10.12         $10.28         $10.53
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and
paid-in surplus)                       $4,049,587    $14,802,779    $33,011,814
-----------------------------------
Accumulated net investment loss           (25,307)       (37,570)       (32,262)
-----------------------------------
Undistributed net realized gain
on investment transactions                  7,418         51,618         64,643
-----------------------------------
Net unrealized appreciation
on investments                              8,901         53,840        227,101
--------------------------------------------------------------------------------
                                       $4,040,599    $14,870,667    $33,271,296
================================================================================

See Notes to Financial Statements.                                  (continued)

------
19

Statement of Assets and Liabilities

JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                        VERY
                                                     AGGRESSIVE      AGGRESSIVE
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities in affiliates,
at value (cost of $21,920,166 and
$8,146,236, respectively)                            $22,149,142     $8,257,736
---------------------------------------------
Cash                                                          57             73
---------------------------------------------
Receivable for capital shares sold                         3,533          3,095
---------------------------------------------
Distributions receivable from affiliates                  12,543            563
--------------------------------------------------------------------------------
NET ASSETS                                           $22,165,275     $8,261,467
================================================================================
CAPITAL SHARES, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Outstanding                                            2,084,008        767,178
================================================================================

NET ASSET VALUE PER SHARE                                 $10.64         $10.77
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)              $21,915,881     $8,141,805
---------------------------------------------
Accumulated net investment loss                          (10,730)        (2,486)
---------------------------------------------
Undistributed net realized gain on
investment transactions                                   31,148         10,648
---------------------------------------------
Net unrealized appreciation on investments               228,976        111,500
--------------------------------------------------------------------------------
                                                     $22,165,275     $8,261,467
================================================================================

See Notes to Financial Statements.

------
20

Statement of Operations

FOR THE PERIOD ENDED JANUARY 31, 2005* (UNAUDITED)
--------------------------------------------------------------------------------
                                          VERY
                                      CONSERVATIVE   CONSERVATIVE     MODERATE
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-----------------------------------
Income distributions from
underlying funds -- affiliates            $36,321       $128,145       $175,959
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------------
Directors' fees and expenses                    6             17             28
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                      36,315        128,128        175,931
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON AFFILIATES
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
-----------------------------------
Sale of investments in
underlying funds                           (4,580)          (694)        (7,565)
-----------------------------------
Capital gain distributions received
from underlying funds                      11,998         52,312         72,208
--------------------------------------------------------------------------------
                                            7,418         51,618         64,643
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED
APPRECIATION ON INVESTMENTS                 8,901         53,840        227,101
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN           16,319        105,458        291,744
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                 $52,634       $233,586       $467,675
================================================================================

*September 30, 2004 (fund inception) through January 31, 2005.

See Notes to Financial Statements.                                  (continued)

------
21

Statement of Operations

FOR THE PERIOD ENDED JANUARY 31, 2005* (UNAUDITED)
--------------------------------------------------------------------------------
                                                                        VERY
                                                     AGGRESSIVE      AGGRESSIVE
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
---------------------------------------------
Income distributions from
underlying funds -- affiliates                          $ 99,476       $ 32,272
--------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------
Directors' fees and expenses                                  20              8
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                     99,456         32,264
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON AFFILIATES
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
---------------------------------------------
Sale of investments in underlying funds                  (16,526)        (9,194)
---------------------------------------------
Capital gain distributions received
from underlying funds                                     47,674         19,842
--------------------------------------------------------------------------------
                                                          31,148         10,648
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED
APPRECIATION ON INVESTMENTS                              228,976        111,500
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                         260,124        122,148
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                               $359,580       $154,412
================================================================================

*September 30, 2004 (fund inception) through January 31, 2005.

See Notes to Financial Statements.

------
22

Statement of Changes in Net Assets

PERIOD ENDED JANUARY 31, 2005* (UNAUDITED)
--------------------------------------------------------------------------------
                                          VERY
INCREASE IN NET ASSETS                CONSERVATIVE   CONSERVATIVE     MODERATE
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                    $ 36,315      $ 128,128      $ 175,931
------------------------------------
Net realized gain                           7,418         51,618         64,643
------------------------------------
Change in net
unrealized appreciation                     8,901         53,840        227,101
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                  52,634        233,586        467,675
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income                (61,622)      (165,698)      (208,193)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold               4,293,233     15,480,497     34,215,001
------------------------------------
Proceeds in reinvestment
of distributions                           61,113        163,770        197,770
------------------------------------
Payments for shares redeemed             (304,759)      (841,488)    (1,400,957)
--------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions              4,049,587     14,802,779     33,011,814
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS              4,040,599     14,870,667     33,271,296

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                            --             --             --
--------------------------------------------------------------------------------
End of period                          $4,040,599    $14,870,667    $33,271,296
================================================================================

Accumulated net investment loss          $(25,307)      $(37,570)      $(32,262)
================================================================================
TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                      423,449      1,512,148      3,275,575
------------------------------------
Issued in reinvestment
of distributions                            6,045         15,946         18,835
------------------------------------
Redeemed                                  (30,164)       (81,637)      (133,847)
--------------------------------------------------------------------------------
Net increase in shares of the fund        399,330      1,446,457      3,160,563
================================================================================

*September 30, 2004 (fund inception) through January 31, 2005.

See Notes to Financial Statements.                                  (continued)

------
23

Statement of Changes in Net Assets

PERIOD ENDED JANUARY 31, 2005* (UNAUDITED)
--------------------------------------------------------------------------------
                                                                        VERY
INCREASE IN NET ASSETS                               AGGRESSIVE      AGGRESSIVE
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                   $ 99,456       $ 32,264
---------------------------------------------
Net realized gain                                         31,148         10,648
---------------------------------------------
Change in net unrealized appreciation                    228,976        111,500
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                                359,580        154,412
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income                              (110,186)       (34,750)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                             22,334,758      8,852,457
---------------------------------------------
Proceeds in reinvestment of distributions                109,534         34,434
---------------------------------------------
Payments for shares redeemed                            (528,411)      (745,086)
--------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions                            21,915,881      8,141,805
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                            22,165,275      8,261,467

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                           --             --
--------------------------------------------------------------------------------
End of period                                        $22,165,275     $8,261,467
================================================================================

Accumulated net investment loss                         $(10,730)       $(2,486)
================================================================================
TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                   2,123,929        833,966
---------------------------------------------
Issued in reinvestment of distributions                   10,324          3,203
---------------------------------------------
Redeemed                                                 (50,245)       (69,991)
--------------------------------------------------------------------------------
Net increase in shares of the fund                     2,084,008        767,178
================================================================================

*September 30, 2004 (fund inception) through January 31, 2005.

See Notes to Financial Statements.

------
24

Notes to Financial Statements

JANUARY 31, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Asset Allocation Portfolios, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act), as amended, as an open-end management investment company. One Choice
Portfolio: Very Conservative (Very Conservative), One Choice Portfolio:
Conservative (Conservative), One Choice Portfolio: Moderate (Moderate), One
Choice Portfolio: Aggressive (Aggressive), One Choice Portfolio: Very Aggressive
(Very Aggressive) (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as "fund of funds," meaning that substantially all of the funds' assets will be invested in other funds in the
American Century family of funds (the underlying funds). Because the funds directly invest in a relatively small number of underlying funds, they are not diversified as defined in the 1940 Act. However, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The funds' investment objectives are to seek the highest total return consistent with their respective asset mix. The funds pursue their objectives by investing in underlying funds that represent a variety of asset classes and investment styles. Generally, more conservative funds emphasize investments in bonds and cash equivalents while more aggressive funds emphasize investments in stocks. The funds incepted on September 30, 2004. The corporation is authorized to issue 3,000,000,000 shares. The following is a summary of the funds' significant accounting policies.

UNDERLYING FUNDS -- Each fund's assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets).
A brief description of each of the underlying funds follows.

DOMESTIC EQUITY FUNDS

GROWTH seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.

VISTA seeks long-term capital growth. It uses a growth investment strategy and generally invests in medium-sized and smaller U.S. companies.

EQUITY GROWTH seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from the 1,500 largest publicly traded U.S. companies without regard to dividend yield.

SMALL COMPANY seeks long-term capital growth. It uses a quantitative investment strategy and invests primarily in smaller U.S. companies.

REAL ESTATE seeks long-term capital appreciation with income as a secondary objective. It invests primarily in equity securities issued by real estate investment trusts and companies engaged in the real estate industry.

LARGE COMPANY VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in larger
U.S. companies.

VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in U.S. companies of all sizes.

INTERNATIONAL EQUITY FUNDS

INTERNATIONAL GROWTH seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed countries other than the United States.

EMERGING MARKETS seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.

DOMESTIC FIXED INCOME FUNDS

DIVERSIFIED BOND seeks a high level of income by investing primarily in high-
and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

HIGH-YIELD seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities.

INTERNATIONAL FIXED INCOME FUNDS

INTERNATIONAL BOND seeks high total return by investing in high-quality, non-dollar-denominated government and corporate debt securities outside the
United States.

MONEY MARKET FUNDS

PRIME MONEY MARKET seeks to earn the highest level of current income while preserving the value of shareholder investments by investing in high-quality, cash-equivalent securities.

                                                                    (continued)

------
25

Notes to Financial Statements

JANUARY 31, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SECURITY VALUATIONS -- Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies.
If the underlying funds determine that the market price of a security is not readily available, or that the specific valuation methods do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee if such fair value determination would materially impact an underlying fund's net asset value.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Income and capital gains distributions, if any, from the underlying funds are recorded as of ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of realized gain (loss).

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid quarterly for Very Conservative, Conservative, and
Moderate. Distributions from net investment income, if any, are generally declared and paid annually for Aggressive and Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, American Century Investment Management, Inc. (ACIM), the distributor of the corporation, American Century Investment Services, Inc. (ACIS), and the
corporation's transfer agent, American Century Services, LLC (ACS). The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM or American Century Global Investment Management, Inc., a
wholly-owned subsidiary of ACIM, serves as the investment advisor for the underlying funds.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the period ended
January 31, 2005, were as follows:

--------------------------------------------------------------------------------
                  VERY                                                   VERY
              CONSERVATIVE  CONSERVATIVE    MODERATE    AGGRESSIVE    AGGRESSIVE
--------------------------------------------------------------------------------
Purchases      $4,331,547   $15,318,589   $33,391,989   $22,333,580   $8,463,042
--------------------------------------------------------------------------------
Proceeds
from sales       $303,229      $522,465      $468,475      $396,888     $307,612
--------------------------------------------------------------------------------

                                                                    (continued)

------
26

Notes to Financial Statements

JANUARY 31, 2005 (UNAUDITED)

4. FEDERAL TAX INFORMATION

The character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2005, the federal tax cost of investments was as follows:

                             VERY                                                   VERY
                         CONSERVATIVE  CONSERVATIVE    MODERATE    AGGRESSIVE    AGGRESSIVE
--------------------------------------------------------------------------------------------
Federal tax cost
of investments            $4,028,784   $14,800,214   $32,927,600   $21,937,033   $8,155,576
============================================================================================
Gross tax appreciation
of investments              $ 21,180      $129,401     $ 331,927      $293,460     $135,795
-----------------------
Gross tax depreciation
of investments               (17,325)      (80,345)     (116,477)      (81,351)     (33,635)
--------------------------------------------------------------------------------------------
Net tax appreciation
of investments              $  3,855      $ 49,056     $ 215,450      $212,109     $102,160
============================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. OTHER INFORMATION

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds' net assets.

As of January 31, 2005, the funds did not own a significant percentage of the total outstanding shares of the underlying funds.

------
27

One Choice Portfolio: Very Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                       2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------------
  Net Investment Income(2)                                               0.17
---------------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.16
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.33
--------------------------------------------------------------------------------
Distributions
---------------------------------------------------------------
  From Net Investment Income                                            (0.21)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.12
================================================================================
  TOTAL RETURN(3)                                                        3.35%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.00%(4)
---------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  5.10%(4)
---------------------------------------------------------------
Portfolio Turnover Rate                                                    15%
---------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $4,041
--------------------------------------------------------------------------------

(1) September 30, 2004 (fund inception) through January 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

------
28

One Choice Portfolio: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                       2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------------
  Net Investment Income(2)                                               0.19
---------------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.29
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.48
--------------------------------------------------------------------------------
Distributions
---------------------------------------------------------------
  From Net Investment Income                                            (0.20)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.28
================================================================================
  TOTAL RETURN(3)                                                        4.78%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.00%(4)
---------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  5.52%(4)
---------------------------------------------------------------
Portfolio Turnover Rate                                                     8%
---------------------------------------------------------------
Net Assets, End of Period (in thousands)                               $14,871
--------------------------------------------------------------------------------

(1) September 30, 2004 (fund inception) through January 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

------
29

One Choice Portfolio: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                       2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------------
  Net Investment Income(2)                                               0.14
---------------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.52
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.66
--------------------------------------------------------------------------------
Distributions
---------------------------------------------------------------
  From Net Investment Income                                            (0.13)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.53
================================================================================
  TOTAL RETURN(3)                                                        6.65%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.00%(4)
---------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  4.07%(4)
---------------------------------------------------------------
Portfolio Turnover Rate                                                     4%
---------------------------------------------------------------
Net Assets, End of Period (in thousands)                               $33,271
--------------------------------------------------------------------------------

(1) September 30, 2004 (fund inception) through January 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

------
30

One Choice Portfolio: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                       2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------------
  Net Investment Income(2)                                               0.12
---------------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.62
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.74
--------------------------------------------------------------------------------
Distributions
---------------------------------------------------------------
  From Net Investment Income                                            (0.10)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.64
================================================================================
  TOTAL RETURN(3)                                                        7.45%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.00%(4)
---------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  3.26%(4)
---------------------------------------------------------------
Portfolio Turnover Rate                                                     4%
---------------------------------------------------------------
Net Assets, End of Period (in thousands)                               $22,165
--------------------------------------------------------------------------------

(1) September 30, 2004 (fund inception) through January 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

------
31

One Choice Portfolio: Very Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                       2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------------
  Net Investment Income(2)                                               0.10
---------------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.76
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.86
--------------------------------------------------------------------------------
Distributions
---------------------------------------------------------------
  From Net Investment Income                                            (0.09)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.77
================================================================================
  TOTAL RETURN(3)                                                        8.65%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.00%(4)
---------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  2.74%(4)
---------------------------------------------------------------
Portfolio Turnover Rate                                                     9%
---------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $8,261
--------------------------------------------------------------------------------

(1) September 30, 2004 (fund inception) through January 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

------
32

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Because the funds had not commenced operations as of the most recent 12-month period ended June 30, information regarding how the investment advisor voted proxies is not available.

                                                                    (continued)

------
33

Additional Information

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The RUSSELL 3000(reg.tm) INDEX measures the performance of the 3,000 largest
U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution, the average market capitalization was approximately $4 billion;
the median market capitalization was approximately $700 million. The index had a total market capitalization range of approximately $309 billion to $128 million.

------
34

Notes

------
35

Notes

------
36

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0503                     (c)2005 American Century Proprietary Holdings, Inc.
SH-SAN-42277N            All rights reserved.

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  registrant's  board  has  adopted  procedures  by  which  shareholders  may recommend nominees to the board.

The Governance Committee of the board is responsible for identifying, evaluating and  recommending  qualified  candidates  for  election to the board.  While the
Governance  Committee largely considers nominees from searches that it conducts,
the  Committee  will  consider   candidates   submitted  by  shareholders.   Any
shareholder  wishing to submit a  candidate  for  consideration  should send the following  information to the Corporate Secretary,  American Century Funds, 4500
Main Street, Kansas City, MO 64111-7709:

Shareholder's  name, the fund name and number of fund shares owned and length of period held;

Name, age and address of the candidate;

A detailed  resume  describing  among other things the  candidate's  educational background,  occupation,  employment history,  financial knowledge and expertise and  material  outside  commitments  (e.g.,  memberships  on  other  boards  and committees, charitable foundations, etc.);

Any other information relating to the candidate that is required to be disclosed in  solicitations  of proxies for election of  directors in an election  contest pursuant to Regulation 14A under the Securities Exchange Act of 1934;

Number of fund shares owned by the candidate and length of time held;

A supporting  statement which (i) describes the candidate's  reasons for seeking election to the Board of Directors and (ii) documents his/her ability to satisfy the director qualifications described in the board's policy;

A signed statement from the candidate confirming his/her willingness to serve on the Board of Directors.

The Corporate  Secretary will promptly  forward such materials to the Governance
Committee  chairman.  The Corporate  Secretary also will maintain copies of such materials for future  reference by the  Governance  Committee when filling board positions.

Shareholders  may submit potential  director  candidates at any time pursuant to these  procedures.  The Governance  Committee will consider such candidates if a vacancy  arises or if the board  decides to expand its  membership,  and at such other times as the Governance Committee deems necessary or appropriate.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

By:      /s/ William M. Lyons
         -------------------------------------------------------
         Name:    William M. Lyons
         Title:      President

Date:    March 31, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         -------------------------------------------------------
         Name:    William M. Lyons
         Title:   President
                  (principal executive officer)

Date:    March 31, 2005

By:      /s/ Maryanne L. Roepke
         -------------------------------------------------------
         Name:    Maryanne L. Roepke
         Title:   Sr. Vice President, Treasurer, and
                  Chief Accounting Officer
                  (principal financial officer)

Date:    March 31, 2005